UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Sara A. Taylor

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

SEMI-ANNUAL REPORT

FEBRUARY 28, 2021

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021

TABLE OF CONTENTS

Shareholders’ Letter	1
Schedules of Investments	3
Statements of Assets and Liabilities	95
Statements of Operations	98
Statements of Changes in Net Assets	101
Financial Highlights	109
Notes to Financial Statements	117
Disclosure of Fund Expenses	164
Review of Liquidity Risk Management Program	167

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

The last six months have seen important developments for investors in general, and multi-factor investors specifically. Calendar year 2020 illustrated the potential short-term volatility of equity investments. Later in the year, uncertainty surrounding fiscal stimulus and potential for a nascent economic recovery led to changing market conditions. The calendar year ended with most major equity and fixed income indices up, having rewarded those investors who maintained the discipline to stay invested through a very volatile year.

Perhaps the most notable development for us during this period was the inflection in the performance of various factors that began in November. With the promise of an effective Covid-19 vaccine, the value and momentum styles of investing experienced a drastic reversal of relative performance.1 The resulting outperformance of the value and small factors has continued through the end of the funds’ second fiscal quarter. Market outlook for economic growth combined with a continuing accommodative U.S. monetary policy led to increased inflation expectations in the last six months. The resulting steepening of the U.S. Treasury yield curve during this period led to losses in diversified fixed income portfolios.2 The difference between the nominal and TIPS Treasury yield curves, or the break-even rate, indicates that as of February 26, 2021, the market was pricing in an expected inflation rate of 2.4% in the near term.3 This rate has since slightly increased.

While we cannot explicitly call a recovery, we view many of these developments as very promising for our portfolios. As the percent of the population that is fully vaccinated increases, the potential for a more fully-open economy should follow. Rest assured we will be closely tracking progress in the markets, asset classes, and the factors that we target.

Sincerely,
Philip McDonald
President, Symmetry Panoramic Trust

1	As may be proxied by MSCI Small and Value Indices for the ACWI, USA, World Ex-USA, and Emerging Market Regions compared to the market-capitalization weighted parent index in each region.
2	As indicated by Bloomberg Barclays Aggregate Index and the Bloomberg Barclays Aggregate ex-US Hedged Index.
3	Source: St. Louis Fed FRED data library and as indicated by the difference in 5 year nominal U.S. Treasury (Series: DGS5) and TIPs yields (Series: DFII5).

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission.

The firm only transacts business in states where it is properly registered, or excluded or exempted from registration requirements. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss.

Carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectus which may be obtained by visiting www.panoramicfunds.com or by calling 1-844-SYM-FUND (844-796-3863). Please read the prospectus carefully before investing.

The funds are distributed by SEI Investment Distribution Company (SIDCO). SIDCO is not affiliated with Symmetry Partners, LLC.

Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%
	Shares	Value
COMMUNICATION SERVICES — 5.4%
Activision Blizzard	5,942	$568,115
Alphabet, Cl A *	2,238	4,525,035
Alphabet, Cl C *	1,487	3,028,811
Altice USA, Cl A *	4,567	153,497
AT&T	49,994	1,394,333
Cable One	345	660,623
Charter Communications, Cl A *	906	555,758
Comcast, Cl A	46,737	2,463,975
Discovery *	2,385	126,477
Discovery, Cl C *	5,065	227,925
DISH Network, Cl A *	2,940	92,639
Electronic Arts	3,320	444,780
Facebook, Cl A *	16,716	4,306,376
Fox, Cl A	3,472	115,652
Fox, Cl B	2,648	84,551
Interpublic Group	3,520	91,942
Liberty Broadband, Cl A *	231	33,578
Liberty Broadband, Cl C *	2,194	328,025
Liberty Media -Liberty Formula One, Cl C *	2,990	131,261
Liberty Media -Liberty SiriusXM, Cl A *	1,491	66,215
Liberty Media -Liberty SiriusXM, Cl B *	3,414	150,626

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Live Nation Entertainment *	1,417	$125,915
Lumen Technologies	28,152	345,988
Match Group *	3,252	497,068
Netflix *	1,661	895,030
New York Times, Cl A	1,127	57,669
News, Cl A	5,717	134,064
News, Cl B	2,934	67,247
Omnicom Group	4,571	314,165
Pinterest, Cl A *	7,834	631,264
Roku, Cl A *	631	249,548
Sirius XM Holdings	11,567	67,667
Snap, Cl A *	4,684	307,551
Spotify Technology *	1,370	421,110
Take-Two Interactive Software *	774	142,772
T-Mobile US *	7,212	865,224
Twitter *	6,323	487,250
Verizon Communications	53,347	2,950,089
ViacomCBS, Cl B	6,976	449,882
Walt Disney	8,488	1,604,571
Zillow Group, Cl A *	377	64,022
Zillow Group, Cl C *	2,161	348,634
Zynga, Cl A *	18,872	210,423
		30,787,347
CONSUMER DISCRETIONARY — 8.7%
Advance Auto Parts	1,100	176,385
Amazon.com *	3,451	10,673,701
Aptiv	2,524	378,196
Aramark	1,589	58,984
Autoliv	489	44,010
AutoNation *	7,727	579,679
AutoZone *	279	323,618
Best Buy	9,613	964,665
Booking Holdings *	334	777,722
BorgWarner	5,923	266,535
Bright Horizons Family Solutions *	1,583	252,742
Brunswick	5,479	484,179
Burlington Stores *	1,363	352,772

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Caesars Entertainment *	2,739	$255,932
Capri Holdings *	4,642	216,642
CarMax *	2,533	302,719
Carnival	10,204	272,957
Carvana, Cl A *	134	37,989
Chegg *	962	92,862
Chewy, Cl A *	621	63,069
Chipotle Mexican Grill, Cl A *	233	335,986
Choice Hotels International	751	78,757
Darden Restaurants	2,278	312,838
Deckers Outdoor *	121	39,459
Dick’s Sporting Goods	6,705	478,536
Dollar General	5,285	998,812
Dollar Tree *	3,120	306,384
Domino’s Pizza	529	183,304
DR Horton	11,973	920,364
eBay	10,916	615,881
Etsy *	2,683	590,984
Expedia Group	1,115	179,515
Five Below *	240	44,669
Floor & Decor Holdings, Cl A *	2,416	229,737
Foot Locker	6,108	293,734
Ford Motor	67,028	784,228
Gap	3,514	87,674
Garmin	5,896	731,222
General Motors	28,395	1,457,515
Gentex	10,657	377,044
Genuine Parts	981	103,348
Hanesbrands	9,568	169,258
Harley-Davidson	1,101	39,273
Hasbro	2,120	198,665
Hilton Worldwide Holdings	1,877	232,147
Home Depot	7,878	2,035,202
L Brands	13,688	748,186
Las Vegas Sands	4,389	274,752
Lear	864	143,502
Leggett & Platt	5,674	245,514
Lennar, Cl A	10,386	861,726

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Lithia Motors, Cl A	125	$46,744
LKQ *	14,233	560,638
Lowe’s	6,806	1,087,258
Lululemon Athletica *	1,350	420,768
Marriott International, Cl A	2,195	325,014
McDonald’s	3,382	697,166
Mohawk Industries *	2,933	513,246
Newell Brands	9,043	209,526
NIKE, Cl B	10,847	1,461,959
NVR *	89	400,575
Ollie’s Bargain Outlet Holdings *	479	39,604
O’Reilly Automotive *	878	392,756
Peloton Interactive, Cl A *	4,327	521,274
Penn National Gaming *	1,480	171,354
Penske Automotive Group	6,182	420,252
Polaris	1,898	223,509
Pool	1,487	497,803
PulteGroup	17,062	769,667
PVH	1,004	100,360
Qurate Retail	39,798	494,291
RH *	87	42,662
Ross Stores	3,459	403,458
Royal Caribbean Cruises	1,868	174,228
Service International	2,373	113,334
Skechers U.S.A., Cl A *	2,595	94,977
Starbucks	5,137	554,950
Tapestry	2,964	124,903
Target	9,761	1,790,558
Tempur Sealy International	13,872	463,464
Terminix Global Holdings *	1,525	68,640
Tesla *	1,863	1,258,456
Thor Industries	3,092	361,950
TJX	5,599	369,478
Toll Brothers	5,482	292,848
Tractor Supply	3,585	569,872
Ulta Beauty *	980	315,883
Under Armour, Cl C *	2,186	39,785
Vail Resorts	335	103,575

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
VF	3,767	$298,083
Wayfair, Cl A *	1,961	566,690
Whirlpool	3,944	749,676
Williams-Sonoma	5,378	706,078
Wynn Resorts	834	109,863
Yum! Brands	2,040	211,201
		49,811,950
CONSUMER STAPLES — 3.5%
Altria Group	15,304	667,254
Archer-Daniels-Midland	4,946	279,845
Beyond Meat *	242	35,206
Boston Beer, Cl A *	312	320,957
Brown-Forman, Cl A	811	54,004
Brown-Forman, Cl B	2,972	212,736
Bunge	1,504	115,176
Campbell Soup	4,695	213,529
Casey’s General Stores	1,633	329,801
Church & Dwight	4,903	386,111
Clorox	1,096	198,431
Coca-Cola	26,815	1,313,667
Colgate-Palmolive	4,095	307,944
Conagra Brands	11,704	397,117
Constellation Brands, Cl A	1,462	313,073
Costco Wholesale	4,639	1,535,509
Darling Ingredients *	1,223	77,098
Estee Lauder, Cl A	2,930	837,570
General Mills	7,684	422,697
Hain Celestial Group *	5,231	220,643
Hershey	2,887	420,491
Hormel Foods	4,068	188,633
J M Smucker	1,221	136,752
Kellogg	4,310	248,730
Keurig Dr Pepper	4,822	147,167
Kimberly-Clark	1,376	176,582
Kraft Heinz	9,216	335,278
Kroger	14,373	462,954
Lamb Weston Holdings	2,419	192,964
McCormick	2,892	243,738

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Molson Coors Beverage, Cl B	582	$25,870
Mondelez International, Cl A	5,340	283,874
Monster Beverage *	5,058	443,789
Nu Skin Enterprises, Cl A	4,205	215,212
PepsiCo	11,368	1,468,632
Philip Morris International	7,794	654,852
Post Holdings *	543	52,161
Procter & Gamble	16,242	2,006,374
Spectrum Brands Holdings	2,767	214,581
Sprouts Farmers Market *	5,434	114,712
Sysco	3,290	261,983
Tyson Foods, Cl A	3,016	204,093
Walgreens Boots Alliance	8,881	425,666
Walmart	24,914	3,236,827
		20,400,283
ENERGY — 1.5%
Baker Hughes, Cl A	5,711	139,805
Cheniere Energy *	2,683	180,807
Chevron	9,196	919,600
Cimarex Energy	2,205	127,868
ConocoPhillips	17,620	916,416
Continental Resources	1,459	35,279
Devon Energy	5,252	113,128
Diamondback Energy	812	56,255
EOG Resources	5,967	385,230
Equities	23,659	420,894
Exxon Mobil	20,620	1,121,109
Halliburton	21,235	463,560
Hess	5,346	350,323
Kinder Morgan	19,697	289,546
Marathon Oil	3,633	40,326
Marathon Petroleum	5,662	309,259
Occidental Petroleum	22,484	598,299
ONEOK	7,731	342,406
Phillips 66	3,800	315,590
Pioneer Natural Resources	1,684	250,192
Schlumberger	23,374	652,369
Valero Energy	4,179	321,700

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Williams	10,560	$241,190
		8,591,151
FINANCIALS — 7.0%
Aflac	6,002	287,436
Allstate	5,636	600,798
Ally Financial	17,241	715,501
American Express	4,488	607,047
American Financial Group	283	30,196
American International Group	7,130	313,363
Ameriprise Financial	4,646	1,027,881
Aon, Cl A	2,737	623,242
Arch Capital Group *	5,966	213,702
Ares Management, Cl A	1,108	57,594
Arthur J Gallagher	1,666	199,587
Assurant	1,374	169,304
Athene Holding, Cl A *	5,966	271,990
Bank of America	38,070	1,321,410
Bank of New York Mellon	9,079	382,771
Bank OZK	5,759	237,386
Berkshire Hathaway, Cl B *	9,460	2,275,224
BlackRock, Cl A	1,377	956,327
Blackstone Group, Cl A	3,114	215,582
Brown & Brown	4,375	200,813
Capital One Financial	3,001	360,690
Cboe Global Markets	1,683	166,550
Charles Schwab	15,202	938,267
Chubb	1,920	312,154
Cincinnati Financial	2,364	231,365
Citigroup	10,175	670,329
Citizens Financial Group	10,312	447,953
CME Group, Cl A	1,526	304,742
CNA Financial	896	38,116
Comerica	2,075	141,308
Commerce Bancshares	1,506	111,489
Discover Financial Services	4,937	464,424
East West Bancorp	14,687	1,059,814
Equitable Holdings	6,605	195,310
Erie Indemnity, Cl A	1,441	348,866

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Evercore, Cl A	1,611	$192,949
Everest Re Group	587	141,942
FactSet Research Systems	625	189,944
Fidelity National Financial	9,168	350,951
Fifth Third Bancorp	6,198	215,009
First American Financial	1,494	78,495
First Citizens BancShares, Cl A	180	132,820
First Horizon	2,717	44,015
First Republic Bank	1,491	245,642
Franklin Resources	3,098	81,075
Globe Life	1,686	157,472
Goldman Sachs Group	1,727	551,742
Hartford Financial Services Group	3,671	186,083
Huntington Bancshares	13,524	207,458
Intercontinental Exchange	1,464	161,494
Invesco	8,892	199,359
Jefferies Financial Group	10,530	305,791
JPMorgan Chase	24,396	3,590,359
KeyCorp	14,610	294,245
KKR	2,812	128,115
Lincoln National	3,908	222,248
Loews	4,122	197,073
LPL Financial Holdings	500	65,770
M&T Bank	1,521	229,580
Markel *	120	130,656
MarketAxess Holdings	1,001	556,496
Marsh & McLennan	3,720	428,618
MetLife	8,776	505,498
Moody’s	923	253,723
Morgan Stanley	23,404	1,799,065
Morningstar	322	72,209
MSCI, Cl A	566	234,618
Nasdaq	2,677	370,202
Northern Trust	2,133	202,912
PNC Financial Services Group	1,806	304,058
Popular	1,504	100,497
Primerica	836	118,068
Principal Financial Group	4,035	228,300

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Progressive	7,190	$617,981
Prosperity Bancshares	3,091	227,096
Prudential Financial	3,417	296,322
Raymond James Financial	1,826	213,167
Regions Financial	57,028	1,176,488
RenaissanceRe Holdings	753	125,736
S&P Global	1,390	457,810
SEI Investments	3,004	168,224
Signature Bank NY	752	164,192
SLM	22,544	355,970
State Street	8,242	599,770
SVB Financial Group *	1,699	858,607
Synchrony Financial	5,791	223,996
Synovus Financial	4,030	170,509
T Rowe Price Group	5,434	881,069
Tradeweb Markets, Cl A	1,316	95,792
Travelers	3,002	436,791
Truist Financial	5,733	326,552
US Bancorp	5,768	288,400
Virtu Financial, Cl A	6,954	189,636
Wells Fargo	19,105	691,028
Western Alliance Bancorp	13,857	1,268,054
Willis Towers Watson	638	140,768
WR Berkley	3,834	265,811
		40,212,851
HEALTH CARE — 7.9%
Abbott Laboratories	8,385	1,004,355
AbbVie	26,233	2,826,343
ABIOMED *	833	270,350
Acadia Healthcare *	6,084	336,080
ACADIA Pharmaceuticals *	3,470	169,926
Agilent Technologies	2,087	254,760
Alexion Pharmaceuticals *	1,907	291,294
Align Technology *	1,237	701,515
Alnylam Pharmaceuticals *	673	99,671
Amedisys *	245	62,142
AmerisourceBergen, Cl A	5,327	539,199
Amgen	4,826	1,085,464

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Anthem	2,775	$841,352
Avantor *	1,448	40,356
Baxter International	6,363	494,342
Becton Dickinson	973	234,639
Biogen *	2,053	560,223
BioMarin Pharmaceutical *	1,333	103,214
Bio-Rad Laboratories, Cl A *	802	468,769
Bio-Techne	614	222,078
Boston Scientific *	4,427	171,679
Bristol-Myers Squibb	11,729	719,340
Bruker	3,100	189,038
Cardinal Health	4,539	233,849
Catalent *	1,113	126,559
Centene *	6,603	386,540
Cerner	5,526	382,068
Charles River Laboratories International *	1,344	384,572
Chemed	678	301,852
Cigna	4,442	932,376
Cooper	384	148,274
CVS Health	13,276	904,494
Danaher	5,415	1,189,513
DaVita *	6,443	658,024
DENTSPLY SIRONA	3,211	170,408
DexCom *	725	288,391
Edwards Lifesciences *	4,098	340,544
Elanco Animal Health *	4,020	132,097
Eli Lilly	5,021	1,028,753
Encompass Health	797	64,111
Exact Sciences *	871	118,561
Exelixis *	3,037	65,781
Gilead Sciences	10,953	672,514
Guardant Health *	961	141,440
HCA Healthcare	4,997	859,634
Henry Schein *	4,012	248,142
Hologic *	2,504	180,513
Horizon Therapeutics *	9,608	873,463
Humana	1,738	659,832
IDEXX Laboratories *	1,101	572,707

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Illumina *	509	$223,660
Incyte *	1,269	99,820
Insulet *	201	52,079
Intuitive Surgical *	386	284,405
IQVIA Holdings *	1,664	320,802
Jazz Pharmaceuticals *	876	147,203
Johnson & Johnson	19,441	3,080,621
Laboratory Corp of America Holdings *	1,179	282,854
Masimo *	1,488	373,086
McKesson	4,599	779,622
Medtronic	9,637	1,127,240
Merck	16,929	1,229,384
Mettler-Toledo International *	275	306,914
Mirati Therapeutics *	223	44,805
Moderna *	2,289	354,360
Molina Healthcare *	3,086	668,921
Neurocrine Biosciences *	1,443	158,023
Novocure *	391	58,298
PerkinElmer	1,253	157,991
Pfizer	29,343	982,697
PRA Health Sciences *	500	73,705
Quest Diagnostics	4,015	464,094
Quidel *	568	93,300
Regeneron Pharmaceuticals *	485	218,526
Repligen *	508	107,894
ResMed	3,294	635,017
Sarepta Therapeutics *	759	66,079
Seagen *	673	101,697
STERIS	1,863	325,652
Stryker	1,096	265,988
Teladoc Health *	1,672	369,662
Teleflex	543	216,179
Thermo Fisher Scientific	2,585	1,163,457
United Therapeutics *	1,788	298,918
UnitedHealth Group	11,184	3,715,548
Universal Health Services, Cl B	1,693	212,184
Varian Medical Systems *	372	65,201
Veeva Systems, Cl A *	753	210,923

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vertex Pharmaceuticals *	907	$192,783
Viatris, Cl W *	9,712	144,223
Waters *	838	229,511
West Pharmaceutical Services	1,832	514,151
Zimmer Biomet Holdings	2,303	375,527
Zoetis, Cl A	5,744	891,699
		45,435,844
INDUSTRIALS — 8.0%
3M	6,120	1,071,367
A O Smith	4,804	285,213
ADT	5,679	43,217
AECOM *	1,309	75,778
AGCO	3,392	439,196
Air Lease, Cl A	3,463	158,813
Allegion	2,543	276,627
AMERCO	274	157,473
American Airlines Group	1,910	39,995
AMETEK	3,144	370,898
Armstrong World Industries	1,500	128,370
Axon Enterprise *	491	81,256
Boeing	2,431	515,396
BWX Technologies	1,132	65,667
Carlisle	1,424	206,836
Carrier Global	5,862	214,139
Caterpillar	5,452	1,176,978
CH Robinson Worldwide	2,352	213,679
Cintas	2,501	811,175
Colfax *	5,378	238,514
Copart *	4,558	497,551
CoStar Group *	625	514,850
CSX	6,095	557,997
Cummins	4,866	1,232,071
Deere	3,639	1,270,448
Delta Air Lines	5,889	282,319
Donaldson	931	54,845
Dover	5,664	698,145
Eaton	8,842	1,151,140
Emerson Electric	12,990	1,115,841

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Equifax	822	$133,065
Expeditors International of Washington	3,414	313,542
Fastenal	15,950	739,602
FedEx	3,697	940,886
Fortive	2,477	163,036
Fortune Brands Home & Security	6,362	528,937
Gates Industrial *	10,684	160,260
Generac Holdings *	1,967	648,244
General Dynamics	2,941	480,765
General Electric	42,713	535,621
Graco	2,579	178,854
HEICO	933	117,353
HEICO, Cl A	711	82,305
Honeywell International	4,192	848,251
Howmet Aerospace	8,692	244,332
Hubbell, Cl B	2,808	498,448
IDEX	1,364	266,212
IHS Markit	2,916	262,907
Illinois Tool Works	2,723	550,536
Ingersoll Rand *	8,696	402,973
ITT	3,419	283,709
Jacobs Engineering Group	4,605	529,944
JB Hunt Transport Services	4,452	653,865
Johnson Controls International	9,361	522,250
Kansas City Southern	2,448	519,808
Knight-Swift Transportation Holdings, Cl A	2,017	87,135
L3Harris Technologies	1,881	342,173
Landstar System	2,190	350,707
Lennox International	518	144,921
Lincoln Electric Holdings	367	43,346
Lockheed Martin	1,488	491,412
ManpowerGroup	554	52,320
Masco	11,096	590,529
Middleby *	1,508	220,786
MSC Industrial Direct, Cl A	3,867	333,065
Nordson	1,452	279,379
Norfolk Southern	2,433	613,262
Northrop Grumman	1,228	358,159

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Old Dominion Freight Line	3,488	$749,118
Oshkosh	2,565	271,890
Otis Worldwide	2,931	186,734
Owens Corning	4,700	380,794
PACCAR	8,937	813,178
Parker-Hannifin	3,423	982,264
Pentair	6,953	388,881
Quanta Services	5,645	473,333
Raytheon Technologies	7,460	537,046
Regal Beloit	2,843	388,553
Republic Services, Cl A	6,967	620,690
Robert Half International	2,592	201,632
Rockwell Automation	2,006	488,020
Rollins	3,031	100,538
Roper Technologies	445	168,041
Ryder System	2,343	158,785
Snap-on	1,903	386,518
Southwest Airlines	6,046	351,454
Stanley Black & Decker	1,173	205,087
Sunrun *	1,227	76,785
Teledyne Technologies *	1,503	557,613
Textron	3,351	168,689
Timken	6,472	507,081
Toro	3,393	341,913
Trane Technologies	8,085	1,238,945
TransDigm Group *	367	211,638
TransUnion	3,277	275,956
Trex *	1,679	153,864
Trinity Industries	2,621	84,134
Union Pacific	5,869	1,208,779
United Airlines Holdings *	5,458	287,528
United Parcel Service, Cl B	5,232	825,767
United Rentals *	4,350	1,293,603
Valmont Industries	632	149,487
Verisk Analytics, Cl A	2,559	419,292
Wabtec	2,797	202,587
Waste Management	2,908	322,468
Watsco	933	226,812

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
WW Grainger	1,402	$522,539
XPO Logistics *	4,255	496,133
Xylem	3,101	308,736
		46,191,598
INFORMATION TECHNOLOGY — 17.4%
Accenture, Cl A	8,187	2,054,118
Adobe *	3,352	1,540,814
Advanced Micro Devices *	4,434	374,717
Akamai Technologies *	3,181	300,605
Amdocs	3,501	265,411
Amphenol, Cl A	2,885	362,587
Analog Devices	1,488	231,860
Anaplan *	541	35,160
ANSYS *	1,182	403,050
Apple	170,716	20,701,022
Applied Materials	16,485	1,948,362
Arista Networks *	662	185,254
Arrow Electronics *	2,061	206,636
Aspen Technology *	2,154	324,198
Atlassian, Cl A *	541	128,596
Autodesk *	1,205	332,580
Automatic Data Processing	4,526	787,615
Avalara *	3,491	547,877
Black Knight *	1,366	104,759
Booz Allen Hamilton Holding, Cl A	7,744	597,372
Broadcom	2,217	1,041,702
Broadridge Financial Solutions	2,917	415,643
Cadence Design Systems *	3,559	502,139
CDW	4,640	727,970
Ceridian HCM Holding *	1,426	127,855
Ciena *	3,127	163,136
Cirrus Logic *	1,749	143,033
Cisco Systems	26,488	1,188,516
Citrix Systems	836	111,673
Cognex	3,456	285,431
Cognizant Technology Solutions, Cl A	6,607	485,482
Corning	6,629	253,493
Coupa Software *	1,131	391,620

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cree *	1,341	$152,150
Crowdstrike Holdings, Cl A *	1,596	344,736
Dell Technologies, Cl C *	6,083	493,149
DocuSign, Cl A *	1,748	396,202
Dropbox, Cl A *	4,271	96,290
Dynatrace *	2,718	135,248
Elastic *	434	58,325
Enphase Energy *	2,701	475,538
Entegris	8,222	865,037
EPAM Systems *	1,035	386,686
F5 Networks *	354	67,253
Fair Isaac *	1,181	540,366
Fastly, Cl A *	2,233	164,304
Fidelity National Information Services	2,636	363,768
First Solar *	2,282	184,888
Fiserv *	2,422	279,426
Five9 *	253	46,866
FleetCor Technologies *	1,056	292,839
Flex *	1,663	30,250
Fortinet *	2,350	396,797
Gartner *	1,553	278,049
Genpact	881	35,628
Global Payments	1,273	252,041
Globant *	400	85,888
GoDaddy, Cl A *	2,258	183,169
Guidewire Software *	1,211	134,409
Hewlett Packard Enterprise	18,906	275,271
HP	21,712	628,997
HubSpot *	638	328,570
II-VI *	75	6,323
Intel	52,430	3,186,695
International Business Machines	11,317	1,345,931
Intuit	1,689	658,946
IPG Photonics *	772	175,514
Jack Henry & Associates	1,186	176,050
Keysight Technologies *	5,333	754,726
KLA	4,528	1,409,249
Lam Research	3,249	1,842,800

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Leidos Holdings	1,976	$174,777
Lumentum Holdings *	481	43,290
Manhattan Associates *	868	106,721
Marvell Technology Group	4,925	237,779
Mastercard, Cl A	5,274	1,866,205
Maxim Integrated Products	1,819	169,476
Microchip Technology	3,099	473,000
Micron Technology *	13,434	1,229,614
Microsoft	55,509	12,899,181
MKS Instruments	2,300	379,270
MongoDB, Cl A *	114	43,996
Monolithic Power Systems	1,080	404,482
Motorola Solutions	1,813	318,145
NetApp	1,536	96,154
NortonLifeLock	10,521	205,265
Nuance Communications *	12,651	564,235
NVIDIA	6,281	3,445,631
Okta, Cl A *	503	131,509
ON Semiconductor *	6,356	255,956
Oracle	16,143	1,041,385
Palo Alto Networks *	186	66,646
Paychex	4,525	412,092
Paycom Software *	690	258,226
Paylocity Holding *	364	69,593
PayPal Holdings *	8,296	2,155,716
Pegasystems	622	82,322
PTC *	1,123	153,784
Qorvo *	4,719	824,551
QUALCOMM	16,067	2,188,165
RingCentral, Cl A *	509	192,483
salesforce.com *	2,608	564,632
Seagate Technology	4,961	363,294
ServiceNow *	634	338,214
Skyworks Solutions	4,795	852,647
Slack Technologies, Cl A *	1,869	76,498
SolarEdge Technologies *	2,138	637,787
Splunk *	1,011	144,583
Square, Cl A *	287	66,019

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
SS&C Technologies Holdings	2,241	$148,533
SYNNEX	3,877	345,673
Synopsys *	3,437	842,787
TE Connectivity	2,425	315,323
Teradyne	9,185	1,181,283
Texas Instruments	8,283	1,426,912
Trade Desk, Cl A *	344	277,054
Trimble *	5,825	431,865
Twilio, Cl A *	307	120,614
Tyler Technologies *	233	107,977
Ubiquiti	1,565	499,110
Universal Display	1,023	216,559
VeriSign *	1,429	277,269
Visa, Cl A	11,365	2,413,812
VMware, Cl A *	393	54,316
Vontier *	990	31,086
Western Digital	4,446	304,684
Western Union	5,564	129,196
WEX *	140	29,169
Workday, Cl A *	304	74,535
Xilinx	2,362	307,769
Zebra Technologies, Cl A *	1,254	626,285
Zendesk *	1,398	204,304
Zoom Video Communications, Cl A *	2,279	851,457
Zscaler *	722	148,032
		99,697,587
MATERIALS — 2.7%
Air Products & Chemicals *	3,276	837,411
Albemarle	4,132	649,592
Amcor	19,488	213,199
AptarGroup	1,434	186,520
Ardagh Group, Cl A	3,018	76,476
Avery Dennison	1,614	282,789
Ball	5,182	442,491
Berry Global Group *	4,202	232,791
Celanese, Cl A	2,139	297,129
CF Industries Holdings	999	45,235
Chemours	23,579	554,814

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Corteva	7,696	$347,474
Crown Holdings *	7,956	760,275
Dow	10,340	613,265
DuPont de Nemours	1,482	104,214
Eagle Materials	319	39,996
Eastman Chemical	6,743	736,740
Ecolab	2,227	466,245
Element Solutions	4,689	84,637
FMC	2,642	268,665
Freeport-McMoRan	21,029	713,093
Graphic Packaging Holding	5,617	89,142
Huntsman	1,444	39,421
International Flavors & Fragrances	2,108	285,655
International Paper	5,853	290,601
Linde	2,187	534,219
LyondellBasell Industries, Cl A	6,571	677,404
Martin Marietta Materials	531	178,878
Mosaic	4,468	131,359
Newmont	4,969	270,214
Nucor	5,786	346,119
Olin	4,733	146,439
Packaging Corp of America	3,028	399,756
PPG Industries	3,223	434,525
Reliance Steel & Aluminum	3,380	446,836
Royal Gold	799	82,864
RPM International	4,567	363,716
Scotts Miracle-Gro	4,235	902,690
Sherwin-Williams	1,338	910,295
Silgan Holdings	1,512	56,791
Southern Copper	1,684	120,120
Steel Dynamics	5,251	218,337
Valvoline	3,495	87,235
Vulcan Materials	1,187	198,217
Westlake Chemical	1,500	128,385
Westrock	4,381	190,968
		15,483,237
REAL ESTATE — 0.2%
Brookfield Property REIT, Cl A ‡	4,744	83,020
CBRE Group, Cl A *	6,825	517,131

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Life Storage ‡	589	$49,417
Medical Properties Trust ‡	6,876	148,453
Sun Communities ‡	935	142,073
		940,094
UTILITIES — 1.0%
AES	9,004	239,146
Alliant Energy	1,852	85,488
Ameren	1,670	117,351
American Electric Power	2,485	186,002
American Water Works	1,226	173,945
Atmos Energy	1,670	141,299
Avangrid	659	30,156
CenterPoint Energy	7,375	143,370
CMS Energy	1,938	104,865
Consolidated Edison	2,264	148,631
Dominion Energy	3,249	221,972
DTE Energy	1,300	153,036
Duke Energy	2,844	243,418
Edison International	717	38,711
Entergy	1,355	117,628
Essential Utilities	3,319	139,597
Evergy	3,068	164,537
Eversource Energy	2,319	184,314
Exelon	6,592	254,451
FirstEnergy	3,669	121,591
NextEra Energy	11,351	834,072
NiSource	5,185	111,996
NRG Energy	3,781	138,044
PG&E *	11,383	119,635
Pinnacle West Capital	1,524	106,573
PPL	5,203	136,267
Public Service Enterprise Group	3,423	184,260
Sempra Energy	1,958	227,089
Southern	4,088	231,871
Vistra	10,870	187,508
WEC Energy Group	2,135	172,166

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Xcel Energy	3,556	$208,346
		5,667,335
Total Common Stock
(Cost $290,091,287)		363,219,277

REGISTERED INVESTMENT COMPANIES — 34.9%
EQUITY FUNDS — 34.9%
AQR Large Cap Defensive Style Fund, Cl R6	584,622	15,252,777
DFA Real Estate Securities Portfolio, Cl I	930,919	35,859,010
DFA US Small Cap Portfolio, Cl I	525,182	22,871,692
DFA US Small Cap Value Portfolio, Cl I	311,670	12,709,921
DFA US Targeted Value Portfolio, Cl I	1,536,423	42,482,104
iShares MSCI USA Min Vol Factor ETF	576,991	37,954,468
Vanguard Small Cap Value ETF	60,115	9,490,355
Vanguard U.S. Quality Factor ETF	68,307	7,351,958
Vanguard U.S. Value Factor ETF	183,402	16,104,731
Total Registered Investment Companies
(Cost $149,282,639)		200,077,016

SHORT-TERM INVESTMENT — 1.8%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $10,115,856)	10,115,856	10,115,856

Total Investments — 100.0%
(Cost $449,489,782)		$573,412,149

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	13	Mar-2021	$2,371,077	$2,475,980	$104,903

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

A list of open total return swap agreements held by the Fund at February 28, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
Reflow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/02/2022	USD	5,881,268	$(74,481)	$(74,481)

Percentages are based on Net Assets of $573,231,674.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 28, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$363,219,277	$—	$—	$363,219,277
Registered Investment Companies	200,077,016	—	—	200,077,016
Short-Term Investment	10,115,856	—	—	10,115,856
Total Investments in Securities	$573,412,149	$—	$—	$573,412,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Appreciation	$104,903	$—	$—	$104,903
Total Return Swap^
Unrealized Depreciation	—	(74,481)	—	(74,481)
Total Other Financial Instruments	$104,903	$(74,481)	$—	$30,422

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2021, there were no transfers in or out Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.5%
	Shares	Value
EQUITY FUNDS — 66.5%
AQR International Defensive Style Fund, Cl R6	701,824	$9,944,842
Avantis Emerging Markets Equity ETF	256,298	16,737,387
Avantis International Equity ETF	91,878	5,391,401
Avantis International Small Cap Value ETF	124,566	7,463,995
DFA Emerging Markets Portfolio, Cl I	911,982	31,071,241
DFA Emerging Markets Small Cap Portfolio, Cl I	580,011	14,024,654
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	3,269,768
DFA International High Relative Profitability Portfolio, Cl I	1,328,122	16,574,968
DFA International Real Estate Securities, Cl I	2,195,091	9,987,666
DFA International Small Cap Growth Portfolio, Cl I	112,315	1,982,360
DFA International Small Cap Value Portfolio, Cl I	788,423	15,721,161
DFA International Value Portfolio, Cl I	943,037	16,955,807
DFA Large Cap International Portfolio, Cl I	1,188,159	30,155,470
iShares MSCI EAFE Min Vol Factor ETF	141,476	10,111,290
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	12,143,124
Schwab International Small Cap Equity ETF	74,825	2,878,518
Total Registered Investment Companies
(Cost $160,599,773)		204,413,652

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — 29.5%
	Shares	Value
AUSTRALIA — 0.9%
BHP Group	10,383	$328,387
BlueScope Steel	4,621	58,916
Coles Group	14,573	172,574
CSL	780	158,834
Evolution Mining	5,083	16,278
Fortescue Metals Group	30,993	573,338
Glencore	10,996	44,621
REA Group	1,089	115,470
Rio Tinto	8,538	734,201
Sonic Healthcare	4,916	120,718
Washington H Soul Pattinson	1,255	28,846
Wesfarmers	7,479	284,385
Woolworths Group	7,238	220,397
		2,856,965
AUSTRIA — 0.1%
voestalpine	3,932	155,485

BELGIUM — 0.0%
UCB	204	20,234

BRAZIL — 0.2%
WEG	20,700	288,290
Wheaton Precious Metals	1,709	61,130
Yara International	2,903	139,616
		489,036
CANADA — 1.9%
Agnico Eagle Mines	839	46,835
Alimentation Couche-Tard, Cl B	8,020	241,054
B2Gold	9,784	42,593
Bank of Montreal	5,267	430,349
Bank of Nova Scotia	7,581	443,208
BCE	527	22,540
Canadian Imperial Bank of Commerce	3,888	358,462
Canadian National Railway	2,065	225,404
Canadian Pacific Railway	1,360	484,667
Canadian Tire, Cl A	1,780	230,004
CGI, Cl A *	292	21,798
CI Financial	4,276	59,876

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Constellation Software	28	$36,254
Dollarama	803	30,559
Empire	1,696	47,138
Franco-Nevada	367	39,295
George Weston	887	65,148
Hydro One	1,413	30,001
iA Financial	422	21,684
Intact Financial	1,902	212,589
Kinross Gold	46,012	285,993
Magna International	3,058	257,573
National Bank of Canada	6,172	388,769
Nutrien	393	21,213
Open Text	420	18,706
Pan American Silver	4,078	134,748
Ritchie Bros Auctioneers	1,530	83,497
Royal Bank of Canada	8,278	704,859
Sun Life Financial	5,631	270,975
Teck Resources, Cl B	2,634	54,849
Toromont Industries	430	31,323
Toronto-Dominion Bank	6,084	368,788
WSP Global	1,891	163,780
Yamana Gold	3,903	15,519
		5,890,050
CHILE — 0.1%
Antofagasta	7,299	181,419
Lundin Mining	8,797	100,717
		282,136
CHINA — 4.4%
Agricultural Bank of China, Cl A	35,800	18,063
Agricultural Bank of China, Cl H	700,000	254,716
Airtac International Group	1,000	34,986
Anhui Conch Cement, Cl A	4,300	35,542
Anhui Conch Cement, Cl H	33,500	215,753
ANTA Sports Products	5,000	76,923
Bank of Beijing, Cl A	31,100	22,968
Bank of China, Cl A	32,800	16,447
Bank of China, Cl H	109,000	38,233
Bank of Communications, Cl A	25,400	17,973

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of Ningbo, Cl A	4,608	$28,618
Bank of Shanghai, Cl A	15,700	20,365
Baoshan Iron & Steel, Cl A	18,500	21,536
BOE Technology Group, Cl A	56,500	53,284
Bosideng International Holdings	52,000	21,898
BYD, Cl A	700	21,204
BYD, Cl H	15,000	379,249
BYD Electronic International	32,500	181,806
China Construction Bank, Cl H	426,000	342,249
China Everbright Bank, Cl A	35,600	22,591
China Everbright Bank, Cl H	236,000	102,279
China Fortune Land Development, Cl A	6,760	8,874
China Fortune Land Development, Cl A	6,300	8,270
China Hongqiao Group	119,000	148,099
China International Travel Service, Cl A	1,900	90,673
China Lesso Group Holdings	93,000	172,114
China Longyuan Power Group, Cl H	127,000	189,786
China Merchants Bank, Cl A	7,100	56,181
China Merchants Bank, Cl H	138,000	1,060,891
China Merchants Securities, Cl A	9,800	33,013
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	21,701
China Minsheng Banking, Cl A	28,800	23,107
China Minsheng Banking, Cl H	23,000	13,752
China National Building Material, Cl H	140,000	212,255
China Pacific Insurance Group, Cl H	5,800	26,688
China Pacific Insurance Group, Cl A	2,700	18,449
China Petroleum & Chemical, Cl A	25,000	17,438
China Resources Beer Holdings	2,000	15,087
China Resources Cement Holdings	12,000	14,320
China Resources Gas Group	4,000	19,996
China Resources Land	36,000	171,214
China Shenhua Energy, Cl H	110,000	209,553
China Vanke, Cl H	4,000	16,988
China Vanke, Cl A	7,800	39,970
CIFI Holdings Group	110,000	104,369
CITIC Securities, Cl A	11,000	46,449
COSCO SHIPPING Holdings, Cl H *	34,000	37,921

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Country Garden Services Holdings	35,000	$288,239
CSPC Pharmaceutical Group	12,800	13,395
Daqin Railway, Cl A	15,100	15,264
ENN Energy Holdings	1,600	24,512
Far East Horizon	70,000	75,521
Foshan Haitian Flavouring & Food, Cl A	2,280	61,001
Fosun International	23,500	35,316
Fuyao Glass Industry Group, Cl H	4,000	24,683
Geely Automobile Holdings	41,000	133,744
Great Wall Motor, Cl H	131,500	383,498
Gree Electric Appliances of Zhuhai, Cl A	2,500	22,858
Guotai Junan Securities, Cl A	10,200	26,302
Haier Smart Home, Cl A	7,342	32,838
Haitian International Holdings	29,000	99,815
Haitong Securities, Cl A	14,000	26,200
Hansoh Pharmaceutical Group *	12,000	61,240
Huatai Securities, Cl A	9,200	24,459
Huaxia Bank, Cl A	24,900	24,046
Industrial & Commercial Bank of China, Cl H	410,000	267,564
Industrial & Commercial Bank of China, Cl A	19,500	16,201
Industrial Bank, Cl A	7,200	27,532
Inner Mongolia Yili Industrial Group, Cl A	4,400	29,485
Innovent Biologics *	13,000	134,012
Jiangsu Hengrui Medicine, Cl A	4,920	77,610
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	35,073
Kaisa Group Holdings	78,000	40,477
Kingboard Holdings	29,500	136,198
Kingdee International Software Group	44,000	158,559
Kweichow Moutai, Cl A	500	164,400
KWG Group Holdings	100,500	152,712
Lee & Man Paper Manufacturing	34,000	31,566
Li Ning	58,500	329,367
Logan Property Holdings	58,000	90,792
Longfor Group Holdings	41,500	248,577
Luxshare Precision Industry, Cl A	10,769	77,486
Luzhou Laojiao, Cl A	1,900	69,168
Meituan Dianping, Cl B *	9,300	409,280
Midea Group, Cl A	2,800	40,345

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
NARI Technology, Cl A	7,100	$31,251
New China Life Insurance, Cl A	2,700	21,740
PetroChina, Cl A	21,900	14,763
Ping An Bank, Cl A	9,600	31,769
Ping An Healthcare and Technology *	3,200	46,494
Ping An Insurance Group of China, Cl H	1,500	18,479
Ping An Insurance Group of China, Cl A	4,400	58,056
Poly Developments and Holdings Group, Cl A	11,900	28,642
Postal Savings Bank of China, Cl H	95,000	70,798
SAIC Motor, Cl A	5,600	18,500
Sany Heavy Industry, Cl A	13,100	83,383
Shandong Weigao Group Medical Polymer, Cl H	88,000	151,343
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	14,205
Shanghai Pudong Development Bank, Cl A	12,100	19,747
Shenwan Hongyuan Group, Cl A	24,800	18,424
Shimao Property Holdings	32,500	107,006
Sinotruk Hong Kong	24,500	78,291
Suning.com, Cl A	11,399	12,287
Tencent Holdings	31,700	2,739,906
Tingyi Cayman Islands Holding	42,000	84,353
Tsingtao Brewery, Cl H	10,000	82,019
Uni-President China Holdings	20,000	24,048
Weichai Power, Cl H	84,000	246,773
Wilmar International	63,300	247,432
Xinyi Solar Holdings	56,000	118,773
Yihai International Holding	16,000	219,481
Yonghui Superstores, Cl A	9,400	10,490
Yonghui Superstores, Cl A	6,300	7,030
Zhongsheng Group Holdings	29,000	180,882
Zoomlion Heavy Industry Science and Technology	75,000	114,695
		13,514,236
DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	195,758
Carlsberg, Cl B	123	19,359
Coloplast, Cl B	121	18,457
Danske Bank	7,431	137,113
DSV Panalpina	1,754	322,765
GN Store Nord	396	33,265

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Novo Nordisk, Cl B	3,316	$236,322
Orsted	161	26,107
Pandora	2,855	278,007
ROCKWOOL International, Cl B	258	93,631
Tryg	2,819	88,828
Vestas Wind Systems	1,001	187,435
		1,637,047
FINLAND — 0.5%
Elisa	1,640	97,693
Kesko, Cl B	3,145	79,926
Kone, Cl B	3,815	303,854
Neste	6,667	438,369
Nokia	6,017	23,905
Nordea Bank Abp *	6,487	58,721
Orion, Cl B	862	35,337
Stora Enso, Cl R	16,309	321,240
UPM-Kymmene	4,729	180,464
		1,539,509
FRANCE — 1.0%
Air Liquide	2,719	409,236
Arkema	654	72,256
BNP Paribas	290	17,264
Bouygues	4,455	180,532
Capgemini	162	26,028
Cie de Saint-Gobain	4,463	239,763
Cie Generale des Etablissements Michelin SCA	747	107,986
CNP Assurances	3,270	58,934
Dassault Systemes	377	78,221
Edenred	474	26,257
Electricite de France	1,382	16,582
EssilorLuxottica	971	158,170
Gecina ‡	706	97,798
Hermes International	135	150,522
Iliad	366	64,813
Kering	58	36,748
L’Oreal	162	59,213
LVMH Moet Hennessy Louis Vuitton	119	75,521
Publicis Groupe	2,615	153,503

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Sartorius Stedim Biotech	651	$284,868
Schneider Electric	4,005	594,080
Teleperformance	348	123,756
		3,032,051
GERMANY — 1.5%
adidas	60	20,922
Allianz	666	160,589
Bayerische Motoren Werke	2,094	181,030
Brenntag	3,426	266,203
Carl Zeiss Meditec	1,014	152,029
Covestro	1,750	126,819
Daimler	7,085	566,379
Delivery Hero *	282	36,048
Deutsche Bank	16,782	206,688
Deutsche Boerse	408	66,789
Deutsche Post	10,107	501,140
Evonik Industries	5,610	188,902
GEA Group	2,509	86,808
Hannover Rueck	1,516	256,979
HeidelbergCement	208	16,431
HelloFresh *	2,528	197,341
Infineon Technologies	3,462	150,969
KION Group	333	28,136
Knorr-Bremse	199	25,370
LANXESS	1,753	129,922
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	343	100,599
Puma	399	42,384
Siemens	4,055	626,783
Siemens Energy *	2,099	79,509
Symrise, Cl A	675	78,828
TeamViewer *	720	38,767
United Internet	3,091	135,999
Volkswagen	132	30,967
Zalando *	1,478	151,465
		4,650,795
HONG KONG — 0.2%
Hang Lung Properties	8,000	20,705

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Kingboard Laminates Holdings	70,500	$120,594
Nine Dragons Paper Holdings	113,000	182,491
Sun Hung Kai Properties	2,000	32,136
Techtronic Industries	11,000	167,600
Vinda International Holdings	12,000	35,847
WH Group	32,000	28,743
Wharf Real Estate Investment	5,000	29,871
Xinyi Glass Holdings	34,000	95,156
		713,143
HUNGARY — 0.0%
OTP Bank Nyrt	1,193	54,220
Richter Gedeon Nyrt	3,082	87,891
		142,111
INDONESIA — 0.1%
Adaro Energy	1,233,500	102,281
Charoen Pokphand Indonesia	91,600	39,606
Indah Kiat Pulp & Paper	76,900	71,180
Indofood Sukses Makmur	114,600	48,659
United Tractors	23,100	36,593
		298,319
ITALY — 0.4%
DiaSorin	313	61,260
Enel	58,524	553,510
Ferrari	690	134,608
FinecoBank Banca Fineco	7,772	136,523
Prysmian	4,988	160,301
Recordati	899	45,764
Terna Rete Elettrica Nazionale	11,972	83,227
		1,175,193
JAPAN — 5.8%
Acom	6,300	28,284
Advantest	3,700	306,184
Ajinomoto	6,000	119,746
Asahi Intecc	700	20,120
Azbil	1,500	63,853
Bandai Namco Holdings	2,700	207,643
Brother Industries	6,700	132,587
Capcom	1,100	66,800

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Casio Computer	5,300	$102,376
Chiba Bank	27,500	176,310
Chugai Pharmaceutical	6,900	309,286
Daiichi Sankyo	11,700	332,207
Daikin Industries	1,600	312,935
Denso	1,500	90,670
Disco	500	156,769
Fuji Electric	600	25,210
FUJIFILM Holdings	3,700	211,658
Fujitsu	1,800	259,919
Hamamatsu Photonics	700	41,192
Hikari Tsushin	600	118,908
Hino Motors	4,300	40,593
Hisamitsu Pharmaceutical	1,100	68,929
Hitachi	1,800	83,047
Hitachi Metals	3,900	61,930
Honda Motor	1,200	32,819
Hoshizaki	1,000	88,008
Hoya	3,800	433,091
Hulic	6,500	72,812
ITOCHU	12,100	361,782
Itochu Techno-Solutions	3,000	92,113
Japan Airport Terminal	700	33,847
JSR	7,300	218,345
Kakaku.com	2,000	63,387
Kansai Paint	800	21,056
KDDI	3,700	114,776
Keihan Holdings	1,000	45,007
Keyence	100	47,615
Kikkoman	1,400	93,111
Kobayashi Pharmaceutical	400	37,863
Koei Tecmo Holdings	400	22,571
Konami Holdings	1,000	64,290
Kubota	5,500	125,456
Kurita Water Industries	2,500	101,854
Kyowa Hakko Kirin	1,500	41,906
LIXIL Group	2,700	76,326
M3	5,400	429,896

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mercari *	1,500	$71,991
Minebea Mitsumi	5,400	134,276
Mitsubishi Electric	14,200	210,487
Mitsubishi Gas Chemical	10,100	236,688
Mitsubishi UFJ Financial Group	19,600	103,221
Mitsui	6,000	128,117
Mitsui Chemicals	600	18,672
Miura	500	25,980
MonotaRO	2,700	154,950
Murata Manufacturing	6,600	567,202
Nabtesco	2,900	123,747
Nexon	8,700	273,918
NGK Insulators	4,100	72,867
NH Foods	900	38,026
Nidec	2,500	319,610
Nintendo	1,000	612,467
Nippon Paint Holdings	600	44,679
Nippon Telegraph & Telephone	15,700	407,613
Nippon Yusen	1,100	31,917
Nissan Chemical	900	49,201
Nitori Holdings	1,000	187,261
Nitto Denko	2,200	189,483
Nomura Holdings	40,200	234,590
Nomura Real Estate Holdings	3,400	76,744
Nomura Research Institute	7,800	242,897
Obayashi	5,600	48,423
Obic	100	16,902
Oji Holdings	6,700	42,302
Olympus	12,800	270,741
Omron	3,200	259,068
Oracle Japan	700	71,084
Oriental Land	200	33,626
ORIX	15,600	265,818
Otsuka	2,300	106,859
Otsuka Holdings	1,200	47,865
Pan Pacific International Holdings	5,000	116,936
Panasonic	27,300	353,533
Recruit Holdings	1,800	89,855

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Renesas Electronics *	9,400	$104,329
Rinnai	1,400	141,816
Rohm	600	59,535
Sekisui Chemical	7,100	127,674
Sekisui House	3,300	62,228
SG Holdings	3,400	78,214
Shimadzu	600	21,710
Shimamura	800	79,849
Shimano	400	89,875
Shin-Etsu Chemical	3,600	590,672
SMC	200	118,479
Sompo Holdings	1,100	42,444
Sony	9,500	991,898
Square Enix Holdings	2,700	153,108
Stanley Electric	600	17,910
SUMCO	4,800	110,612
Sumitomo Electric Industries	1,500	21,978
Sumitomo Metal Mining	2,700	130,580
Sumitomo Mitsui Financial Group	1,900	67,139
Sumitomo Mitsui Trust Holdings	2,100	69,408
Sundrug	3,800	143,069
Sysmex	900	93,925
Taiyo Nippon Sanso	2,500	47,246
TDK	1,100	158,895
Teijin	1,600	27,578
Terumo	1,100	41,000
Toho Gas	1,700	99,730
Tokyo Electron	1,300	535,495
Tosoh	5,000	92,292
TOTO	500	30,361
Toyo Suisan Kaisha	1,800	76,763
Toyoda Gosei	3,100	80,512
Toyota Industries	2,200	189,050
Toyota Motor	2,000	147,954
Tsuruha Holdings	1,000	128,887
Unicharm	1,200	47,671
Welcia Holdings	1,900	60,711
Yamaha	600	33,721

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Yamato Holdings	2,500	$66,108
Z Holdings	41,500	252,706
		17,667,835
JORDAN — 0.1%
Hikma Pharmaceuticals	5,444	169,682

LUXEMBOURG — 0.1%
ArcelorMittal	11,504	270,916
Eurofins Scientific	1,070	95,156
		366,072
MALAYSIA — 0.2%
Hartalega Holdings	39,600	97,864
Press Metal Aluminium Holdings	16,000	38,242
RHB Bank	10,300	13,787
Sime Darby	202,400	113,527
Supermax	80,913	97,049
Telekom Malaysia	63,100	95,751
Top Glove	93,700	121,516
		577,736
MEXICO — 0.2%
Alfa, Cl A	71,400	38,906
America Movil ADR, Cl L	3,259	41,389
Arca Continental	7,700	35,020
Fresnillo	8,527	108,120
Gruma, Cl B	6,835	74,489
Grupo Bimbo, Ser A	5,900	11,044
Grupo Mexico	24,500	116,147
Kimberly-Clark de Mexico, Cl A	16,314	26,139
Wal-Mart de Mexico	41,600	118,391
		569,645
NETHERLANDS — 0.6%
Adyen *	80	184,072
ASML Holding	1,776	999,643
Koninklijke Ahold Delhaize	1,524	40,194
Koninklijke DSM	888	146,632
Koninklijke Philips	373	20,261
NN Group	4,708	216,832
Randstad	2,542	170,052

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Topicus.com *	52	$2,699
Wolters Kluwer	1,455	115,489
		1,895,874
NORWAY — 0.1%
Gjensidige Forsikring	3,248	74,776
Norsk Hydro	45,417	251,904
Orkla	1,762	16,245
		342,925
PERU — 0.2%
Southern Copper	7,241	516,501

PHILIPPINES — 0.1%
Globe Telecom	1,075	44,957
PLDT	5,135	136,230
		181,187
POLAND — 0.1%
Dino Polska *	283	18,597
KGHM Polska Miedz	3,001	151,034
Orange Polska *	22,072	37,228
Polskie Gornictwo Naftowe i Gazownictwo	75,562	113,218
		320,077
RUSSIA — 0.1%
Evraz	30,507	243,248

SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	25,300	38,479
Venture	3,400	48,724
		87,203
SOUTH AFRICA — 0.5%
Anglo American	9,271	358,565
Anglo American Platinum	2,463	298,333
Aspen Pharmacare Holdings	1,620	15,282
Clicks Group	1,125	18,205
FirstRand	6,672	22,161
Impala Platinum Holdings	8,342	135,670
Kumba Iron Ore	3,864	165,544
Momentum Metropolitan Holdings	27,492	30,322
Shoprite Holdings	2,080	18,292

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Sibanye Stillwater	68,981	$318,693
Vodacom Group	10,733	88,293
		1,469,360
SOUTH KOREA — 2.9%
Alteogen *	93	10,761
Amorepacific	409	85,981
Celltrion *	166	44,177
Celltrion Pharm *	391	53,739
CJ	2,013	166,989
CJ CheilJedang	362	131,181
DB Insurance	1,339	49,485
Doosan Bobcat	1,171	33,847
E-MART	803	121,567
GS Engineering & Construction	2,096	68,145
Hana Financial Group	2,613	86,224
Hankook Tire	2,094	88,890
Hanon Systems	4,257	58,670
Hanwha	4,959	130,084
Hanwha Solutions *	3,562	144,211
Hyundai Glovis	622	107,439
Hyundai Mobis	251	67,813
Hyundai Motor	444	94,192
Hyundai Steel	305	10,845
Kakao	261	113,893
KB Financial Group	4,476	174,790
Kia Motors	5,045	358,066
KMW *	1,533	85,069
Korea Investment Holdings	1,364	106,441
Korea Zinc	321	114,936
Kumho Petrochemical	1,423	269,191
LG	2,092	175,289
LG Chemical	482	358,365
LG Electronics	2,299	301,153
LG Innotek	1,132	201,395
Lotte Chemical	269	76,425
Meritz Securities	5,652	18,915
Mirae Asset Daewoo	11,221	93,544
NAVER	1,516	507,856

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
NCSoft	263	$219,484
Orion	352	40,398
POSCO	604	150,966
Posco International	6,072	121,399
S-1, Cl 1	644	47,513
Samsung Card	3,077	90,281
Samsung Electro-Mechanics	1,262	214,445
Samsung Electronics	35,743	2,636,123
Samsung Engineering *	1,742	20,131
Samsung Life Insurance	579	38,710
Samsung SDI	140	84,493
Samsung Securities	1,240	40,476
Seegene	392	43,413
SK Holdings	255	59,934
SK Hynix	3,361	425,669
SK Telecom	548	120,825
Yuhan	1,845	102,570
		8,966,398
SPAIN — 0.3%
CaixaBank	110,550	321,833
Iberdrola	41,598	522,630
Industria de Diseno Textil	1,078	35,455
		879,918
SWEDEN — 1.3%
Alfa Laval	4,917	151,950
Assa Abloy, Cl B	3,854	96,753
Atlas Copco, Cl A	10,110	577,999
Boliden	6,040	239,647
Electrolux	1,720	40,751
Epiroc, Cl A	4,719	100,352
Equities	2,484	69,337
Hennes & Mauritz, Cl B	5,237	123,214
Hexagon, Cl B	1,346	112,341
Husqvarna, Cl B	9,035	110,607
Investor, Cl B	2,793	206,897
L E Lundbergforetagen, Cl B	1,472	73,328
Nibe Industrier, Cl B	6,310	198,490
Sandvik	13,059	351,264

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Skandinaviska Enskilda Banken, Cl A	15,724	$181,337
Skanska, Cl B	2,816	68,306
SKF, Cl B	10,252	279,566
Svenska Cellulosa SCA, Cl B	2,539	43,694
Svenska Handelsbanken, Cl A	7,147	75,491
Swedbank	8,743	153,378
Swedish Match	1,128	81,096
Telefonaktiebolaget LM Ericsson, Cl B	14,038	175,178
Volvo, Cl B	18,051	463,922
		3,974,898
SWITZERLAND — 0.9%
Baloise Holding	261	45,578
Chocoladefabriken Lindt & Spruengli	5	41,903
EMS-Chemie Holding	88	77,806
Geberit	52	30,672
Givaudan	28	105,498
Kuehne + Nagel International	1,107	262,470
LafargeHolcim	3,462	191,286
Logitech International	1,285	137,838
Lonza Group	195	122,975
Nestle	874	91,301
Partners Group Holding	42	50,379
Roche Holding	1,217	398,540
Sika	797	210,671
Sonova Holding	421	107,737
STMicroelectronics	5,702	221,103
Straumann Holding	19	22,977
Swiss Life Holding	127	63,239
UBS Group	13,492	209,007
Zurich Insurance Group	1,088	444,349
		2,835,329
TAIWAN — 3.0%
Accton Technology	19,000	179,381
Acer	39,000	37,743
Advantech	9,898	128,942
ASE Technology Holding	49,000	182,420
Asia Cement	92,000	140,471
Asustek Computer	8,000	87,361

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Cathay Financial Holding	67,000	$101,054
Chailease Holding	24,034	148,753
Chang Hwa Commercial Bank	18,796	11,495
Chicony Electronics	6,000	20,220
Compal Electronics	18,000	14,372
CTBC Financial Holding	75,000	53,879
Delta Electronics	8,000	80,704
E.Sun Financial Holding	221,569	201,047
Eclat Textile	3,000	46,295
Evergreen Marine Taiwan *	37,000	50,746
Feng TAY Enterprise	4,680	31,258
Fubon Financial Holding	52,000	93,364
Giant Manufacturing	9,000	91,068
Globalwafers	8,000	213,324
Hon Hai Precision Industry	81,000	325,825
Hua Nan Financial Holdings	68,459	44,581
Innolux	94,000	57,805
Inventec	15,000	13,374
Lite-On Technology	70,000	149,467
MediaTek	22,000	710,236
Mega Financial Holding	54,000	56,611
Micro-Star International	39,000	209,231
Nien Made Enterprise	2,000	28,076
Novatek Microelectronics	27,000	461,398
Pegatron	8,000	21,490
Phison Electronics	7,000	115,943
Quanta Computer	44,000	134,531
Realtek Semiconductor	22,000	364,649
SinoPac Financial Holdings	51,000	21,354
Standard Foods	17,000	33,588
Synnex Technology International	54,000	95,820
Taishin Financial Holding	182,117	84,693
Taiwan Cement	116,523	175,844
Taiwan Cooperative Financial Holding	159,135	113,992
Taiwan Semiconductor Manufacturing ADR	22,063	2,778,614
United Microelectronics	310,000	609,642
Vanguard International Semiconductor	29,000	121,333
Walsin Technology	9,000	82,453

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Win Semiconductors	6,000	$82,226
Wistron	26,000	29,932
Yuanta Financial Holding	177,840	135,830
Zhen Ding Technology Holding	50,000	216,029
		9,188,464
THAILAND — 0.0%
PTT Exploration & Production NVDR	4,900	18,425
Srisawad NVDR	13,900	28,379
		46,804
TURKEY — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii	13,180	42,023
BIM Birlesik Magazalar	5,957	53,146
Eregli Demir ve Celik Fabrikalari	73,712	145,061
Ford Otomotiv Sanayi	11,329	267,791
Turkcell Iletisim Hizmetleri	6,247	13,368
		521,389
UNITED KINGDOM — 0.9%
Admiral Group	6,148	264,828
Ashtead Group	6,149	333,129
AstraZeneca	1,416	137,708
Auto Trader Group	4,696	36,030
BAE Systems	12,804	86,427
Berkeley Group Holdings	1,580	89,300
Bunzl	5,281	164,579
Croda International	450	38,739
Direct Line Insurance Group	20,769	92,704
Experian	5,901	187,156
GVC Holdings	8,748	172,355
Halma	5,137	162,229
JD Sports Fashion	16,394	189,986
Kingfisher	29,480	108,630
Legal & General Group	75,485	272,962
Mondi	1,143	27,472
National Grid	1,467	16,351
Next	816	85,782
Persimmon	6,805	245,463
Rentokil Initial	10,623	69,195
Spirax-Sarco Engineering	369	55,133

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
SSE	1,149	$21,169
United Utilities Group	2,190	26,101
Wm Morrison Supermarkets	7,302	17,398
		2,900,826
UNITED STATES — 0.0%
JBS	15,200	70,112

ZAMBIA — 0.1%
First Quantum Minerals	11,926	257,057

Total Common Stock
(Cost $61,656,931)		90,444,850

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Lojas Americanas (1)	8,300	36,893
(Cost $25,893)		36,893

RIGHTS — 0.0%
	Number Of Rights
China Resources Land#*	462	—
KWG Group Holdings#*	2,233	—
Shimao Property Holdings#*	738	795
Total Rights
(Cost $—)		795

SHORT-TERM INVESTMENT — 2.8%
	Shares
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $8,641,505)	8,641,505	8,641,505
Total Investments — 98.8%
(Cost $230,924,102)		$303,537,695

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

A list of open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	7	Mar-2021	$736,416	$757,400	$20,984
MSCI Emerging Markets	10	Mar-2021	626,965	669,050	42,085
SGX Nifty 50	141	Mar-2021	4,185,230	4,095,909	(89,321)
			$5,548,611	$5,522,359	$(26,252)

A list of open total return swap agreements held by the Fund at February 28, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	03/02/2022	USD	334,766	$(47,169)	$(47,169)

Percentages are based on Net Assets of $307,353,169.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

Ser — Series

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

The following table summarizes the inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$204,413,652	$—	$—	$204,413,652
Common Stock
Australia	2,856,965	—	—	2,856,965
Austria	155,485	—	—	155,485
Belgium	20,234	—	—	20,234
Brazil	489,036	—	—	489,036
Canada	5,890,050	—	—	5,890,050
Chile	282,136	—	—	282,136
China	13,514,236	—	—	13,514,236
Denmark	1,637,047	—	—	1,637,047
Finland	1,539,509	—	—	1,539,509
France	3,032,051	—	—	3,032,051
Germany	4,650,795	—	—	4,650,795
Hong Kong	713,143	—	—	713,143
Hungary	142,111	—	—	142,111
Indonesia	298,319	—	—	298,319
Italy	1,175,193	—	—	1,175,193
Japan	17,645,264	22,571	—	17,667,835
Jordan	169,682	—	—	169,682
Luxembourg	366,072	—	—	366,072
Malaysia	577,736	—	—	577,736
Mexico	569,645	—	—	569,645
Netherlands	1,895,874	—	—	1,895,874
Norway	342,925	—	—	342,925
Peru	516,501	—	—	516,501
Philippines	181,187	—	—	181,187
Poland	320,077	—	—	320,077
Russia	243,248	—	—	243,248
Singapore	87,203	—	—	87,203
South Africa	1,469,360	—	—	1,469,360
South Korea	8,922,221	44,177	—	8,966,398
Spain	879,918	—	—	879,918
Sweden	3,974,898	—	—	3,974,898
Switzerland	2,835,329	—	—	2,835,329
Taiwan	9,097,396	91,068	—	9,188,464
Thailand	46,804	—	—	46,804
Turkey	521,389	—	—	521,389
United Kingdom	2,900,826	—	—	2,900,826
United States	70,112	—	—	70,112
Zambia	257,057	—	—	257,057
Total Common Stock	90,287,034	157,816	—	90,444,850

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$36,893	$—	$—	$36,893
Rights	795	—	—	795
Short-Term Investment	8,641,505	—	—	8,641,505
Total Investments in Securities	$303,379,879	$157,816	$—	$303,537,695

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$63,069	$—	$—	$63,069
Unrealized Depreciation	(89,321)	—	—	(89,321)
Total Return Swap^
Unrealized Depreciation	—	(47,169)	—	(47,169)
Total Other Financial Instruments	$(26,252)	$(47,169)	$—	$(73,421)

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2021, there were no transfers in or out Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.3%
	Shares	Value
AUSTRALIA — 0.4%
BHP Group	8,086	$255,739
BlueScope Steel	3,226	41,130
Coles Group	11,324	134,099
CSL	450	91,635
Fortescue Metals Group	24,313	449,765
Glencore	10,339	41,954
REA Group	734	77,828
Rio Tinto	5,909	508,127
Sonic Healthcare	4,145	101,785
Washington H Soul Pattinson	952	21,882
Wesfarmers	6,233	237,007
Woolworths Group	5,584	170,033
		2,130,984
AUSTRIA — 0.0%
Verbund	222	16,843
voestalpine	3,012	119,105
		135,948
BELGIUM — 0.0%
UCB	190	18,846

BRAZIL — 0.1%
Raia Drogasil	2,000	8,297
WEG	14,900	207,513

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Wheaton Precious Metals	1,224	$43,782
Yara International	2,221	106,816
		366,408
CANADA — 0.8%
Agnico Eagle Mines	575	32,098
Alimentation Couche-Tard, Cl B	6,348	190,799
B2Gold	8,046	35,027
Bank of Montreal	3,975	324,784
Bank of Nova Scotia	5,642	329,848
BCE	1,146	49,015
Canadian Imperial Bank of Commerce	2,927	269,861
Canadian National Railway	1,685	183,925
Canadian Pacific Railway	1,156	411,967
Canadian Tire, Cl A	1,369	176,897
CGI, Cl A *	253	18,887
CI Financial	3,679	51,516
Constellation Software	22	28,485
Dollarama	718	27,324
Empire	1,438	39,967
Franco-Nevada	261	27,946
George Weston	512	37,605
Hydro One	1,426	30,277
iA Financial	496	25,486
Intact Financial	1,593	178,051
Kinross Gold	36,386	226,162
Magna International	2,242	188,842
Manulife Financial	610	12,161
National Bank of Canada	4,302	270,979
Nutrien	223	12,037
Pan American Silver	3,132	103,489
Quebecor, Cl B	512	13,237
Ritchie Bros Auctioneers	1,078	58,830
Royal Bank of Canada	6,070	516,852
Sun Life Financial	4,065	195,616
Teck Resources, Cl B	1,945	40,502
Toromont Industries	171	12,456
Toronto-Dominion Bank	4,412	267,438

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
WSP Global	1,366	$118,309
		4,506,675
CHILE — 0.0%
Antofagasta	5,161	128,278
Lundin Mining	6,551	75,002
		203,280
CHINA — 1.8%
Agricultural Bank of China, Cl A	31,800	16,045
Agricultural Bank of China, Cl H	562,000	204,501
Airtac International Group	1,000	34,986
Anhui Conch Cement, Cl H	25,000	161,010
Anhui Conch Cement, Cl A	3,288	27,177
ANTA Sports Products	1,000	15,385
Bank of Beijing, Cl A	26,800	19,793
Bank of China, Cl A	31,200	15,644
Bank of Communications, Cl A	23,300	16,487
Bank of Ningbo, Cl A	2,400	14,905
Bank of Shanghai, Cl A	12,297	15,951
Baoshan Iron & Steel, Cl A	13,800	16,065
BOE Technology Group, Cl A	13,700	12,920
Bosideng International Holdings	58,000	24,425
BYD, Cl H	11,500	290,757
BYD, Cl A	300	9,087
BYD Electronic International	25,000	139,851
China Construction Bank, Cl H	351,000	281,994
China Everbright Bank, Cl H	242,000	104,880
China Everbright Bank, Cl A	30,400	19,292
China Fortune Land Development, Cl A	5,070	6,656
China Fortune Land Development, Cl A	4,600	6,039
China Hongqiao Group	94,000	116,986
China International Travel Service, Cl A	1,400	66,811
China Lesso Group Holdings	71,000	131,399
China Longyuan Power Group, Cl H	87,000	130,011
China Merchants Bank, Cl A	5,100	40,355
China Merchants Bank, Cl H	101,500	780,293
China Merchants Securities, Cl A	5,500	18,528
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	16,724

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Minsheng Banking, Cl A	24,100	$19,336
China Minsheng Banking, Cl H	26,000	15,546
China National Building Material, Cl H	102,000	154,643
China Pacific Insurance Group, Cl A	1,900	12,983
China Pacific Insurance Group, Cl H	8,600	39,572
China Petroleum & Chemical, Cl A	19,200	13,392
China Resources Beer Holdings	2,000	15,087
China Resources Cement Holdings	12,000	14,320
China Resources Gas Group	2,000	9,998
China Resources Land	26,000	123,654
China Shenhua Energy, Cl H	80,000	152,402
China Vanke, Cl A	6,100	31,259
CIFI Holdings Group	54,000	51,236
COSCO SHIPPING Holdings, Cl H *	42,500	47,401
Country Garden Services Holdings	27,000	222,355
CSPC Pharmaceutical Group	14,640	15,321
Daqin Railway, Cl A	12,600	12,737
Dongfeng Motor Group, Cl H	14,000	12,940
ENN Energy Holdings	800	12,256
Far East Horizon	33,000	35,603
Foshan Haitian Flavouring & Food, Cl A	1,800	48,158
Fosun International	22,000	33,062
Fuyao Glass Industry Group, Cl H	6,800	41,962
Geely Automobile Holdings	32,000	104,386
Great Wall Motor, Cl H	102,000	297,466
Gree Electric Appliances of Zhuhai, Cl A	1,900	17,372
Guotai Junan Securities, Cl A	5,377	13,865
Haier Smart Home, Cl A	5,441	24,335
Haitian International Holdings	6,000	20,651
Haitong Securities, Cl A	8,300	15,533
Hansoh Pharmaceutical Group *	10,000	51,033
Huatai Securities, Cl A	5,700	15,154
Huaxia Bank, Cl A	20,800	20,087
Industrial & Commercial Bank of China, Cl H	296,000	193,168
Industrial & Commercial Bank of China, Cl A	16,300	13,542
Industrial Bank, Cl A	5,400	20,649
Inner Mongolia Yili Industrial Group, Cl A	3,200	21,444
Innovent Biologics *	9,500	97,932

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Jiangsu Hengrui Medicine, Cl A	3,600	$56,788
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	26,305
Kaisa Group Holdings	51,000	26,466
Kingboard Holdings	19,500	90,029
Kingdee International Software Group	34,000	122,523
Kweichow Moutai, Cl A	400	131,520
KWG Group Holdings	77,000	117,003
Lee & Man Paper Manufacturing	30,000	27,853
Li Ning	45,000	253,359
Logan Property Holdings	47,000	73,572
Longfor Group Holdings	32,000	191,674
Luxshare Precision Industry, Cl A	5,815	41,841
Luzhou Laojiao, Cl A	1,700	61,887
Meituan Dianping, Cl B *	6,800	299,258
Midea Group, Cl A	2,100	30,259
NARI Technology, Cl A	5,400	23,768
New China Life Insurance, Cl A	2,100	16,909
PetroChina, Cl A	16,800	11,325
Ping An Bank, Cl A	7,000	23,165
Ping An Healthcare and Technology *	2,300	33,417
Ping An Insurance Group of China, Cl A	3,200	42,223
Ping An Insurance Group of China, Cl H	1,000	12,320
Poly Developments and Holdings Group, Cl A	9,100	21,903
SAIC Motor, Cl A	3,100	10,241
Sany Heavy Industry, Cl A	12,400	78,927
Shandong Weigao Group Medical Polymer, Cl H	60,000	103,188
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	11,837
Shanghai Pudong Development Bank, Cl A	10,000	16,320
Shenwan Hongyuan Group, Cl A	19,500	14,487
Shimao Property Holdings	23,000	75,727
Sinotruk Hong Kong	33,500	107,050
Suning.com, Cl A	8,900	9,594
Tencent Holdings	23,400	2,022,517
Tingyi Cayman Islands Holding	32,000	64,269
Tsingtao Brewery, Cl H	8,000	65,615
Uni-President China Holdings	18,000	21,643
Weichai Power, Cl H	63,000	185,080
Wilmar International	45,600	178,245

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Xinjiang Goldwind Science & Technology, Cl H	19,800	$42,715
Xinyi Solar Holdings	46,000	97,564
Yihai International Holding	9,000	123,458
Yonghui Superstores, Cl A	10,200	11,382
Yuexiu Property	68,000	15,095
Zhongsheng Group Holdings	22,500	140,339
Zoomlion Heavy Industry Science and Technology	7,200	11,011
		9,958,468
DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	167,793
Carlsberg, Cl B	97	15,266
Coloplast, Cl B	96	14,644
Danske Bank	7,177	132,426
DSV Panalpina	1,211	222,844
GN Store Nord	494	41,497
Novo Nordisk, Cl B	1,991	141,893
Orsted	235	38,107
Pandora	2,206	214,810
ROCKWOOL International, Cl B	150	54,437
Tryg	1,236	38,947
Vestas Wind Systems	859	160,846
		1,243,510
FINLAND — 0.2%
Elisa	1,385	82,503
Kesko, Cl B	2,384	60,586
Kone, Cl B	2,776	221,101
Neste	4,701	309,100
Nokia	4,950	19,666
Nordea Bank Abp *	7,086	64,143
Orion, Cl B	579	23,736
Stora Enso, Cl R	12,373	243,712
UPM-Kymmene	3,245	123,833
		1,148,380
FRANCE — 0.4%
Air Liquide	1,926	289,882
Arkema	455	50,270
Bouygues	3,110	126,028
Cie de Saint-Gobain	2,985	160,361

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Cie Generale des Etablissements Michelin SCA	542	$78,351
CNP Assurances	2,484	44,768
Dassault Systemes	244	50,626
Edenred	407	22,546
EssilorLuxottica	589	95,945
Gecina ‡	501	69,401
Hermes International	98	109,268
Iliad	281	49,761
Kering	49	31,046
Legrand	668	58,039
L’Oreal	155	56,655
LVMH Moet Hennessy Louis Vuitton	89	56,483
Publicis Groupe	1,907	111,943
Sartorius Stedim Biotech	458	200,414
Schneider Electric	3,162	469,034
Teleperformance	298	105,975
		2,236,796
GERMANY — 0.6%
adidas	47	16,388
Allianz	451	108,747
Bayerische Motoren Werke	1,868	161,492
Brenntag	2,945	228,829
Carl Zeiss Meditec	737	110,498
Covestro	1,223	88,629
Daimler	5,395	431,280
Delivery Hero *	201	25,694
Deutsche Bank	10,460	128,826
Deutsche Boerse	247	40,433
Deutsche Post	7,541	373,909
Evonik Industries	4,598	154,825
GEA Group	1,917	66,326
Hannover Rueck	1,175	199,175
HeidelbergCement	156	12,323
HelloFresh *	1,875	146,366
Infineon Technologies	2,180	95,065
KION Group	350	29,572
Knorr-Bremse	125	15,936
LANXESS	1,426	105,686

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	229	$67,164
Puma	269	28,575
RWE	433	16,342
Siemens	3,335	515,492
Siemens Energy *	582	22,046
Symrise, Cl A	461	53,836
TeamViewer *	325	17,499
United Internet	2,130	93,716
Zalando *	774	79,320
		3,433,989
HONG KONG — 0.1%
Hang Lung Properties	6,000	15,529
Kingboard Laminates Holdings	66,500	113,751
Nine Dragons Paper Holdings	79,000	127,582
Sun Hung Kai Properties	1,000	16,068
Techtronic Industries	8,000	121,891
Vinda International Holdings	19,000	56,758
WH Group	29,500	26,498
Xinyi Glass Holdings	26,000	72,767
		550,844
HUNGARY — 0.0%
OTP Bank Nyrt	573	26,042
Richter Gedeon Nyrt	582	16,597
		42,639
INDONESIA — 0.0%
Adaro Energy	902,200	74,810
Charoen Pokphand Indonesia	32,300	13,966
Indah Kiat Pulp & Paper	56,500	52,298
Indofood Sukses Makmur	91,900	39,021
United Tractors	14,900	23,603
		203,698
ITALY — 0.2%
DiaSorin	114	22,312
Enel	42,539	402,326
Ferrari	487	95,006
FinecoBank Banca Fineco	6,173	108,435
Prysmian	4,171	134,045

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Recordati	499	$25,402
Terna Rete Elettrica Nazionale	9,883	68,705
		856,231
JAPAN — 2.4%
Acom	4,800	21,550
Advantest	2,500	206,881
Ajinomoto	4,800	95,797
Asahi Intecc	500	14,371
Azbil	900	38,312
Bandai Namco Holdings	1,900	146,119
Brother Industries	5,300	104,883
Capcom	700	42,509
Casio Computer	3,400	65,675
Chiba Bank	22,800	146,177
Chugai Pharmaceutical	5,400	242,050
Daiichi Sankyo	8,700	247,026
Daikin Industries	1,300	254,260
Denso	1,300	78,581
Disco	300	94,062
Fuji Electric	500	21,008
FUJIFILM Holdings	2,600	148,732
Fujitsu	1,400	202,159
Hamamatsu Photonics	500	29,423
Hikari Tsushin	400	79,272
Hino Motors	3,200	30,209
Hisamitsu Pharmaceutical	800	50,130
Hitachi	500	23,069
Hitachi Metals	2,600	41,287
Honda Motor	1,000	27,349
Hoshizaki	700	61,605
Hoya	2,900	330,517
Hulic	5,100	57,129
ITOCHU	9,400	281,054
Itochu Techno-Solutions	2,300	70,620
Japan Airport Terminal	500	24,177
JSR	5,700	170,488
Kakaku.com	1,500	47,540
KDDI	2,900	89,960

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Keihan Holdings	700	$31,505
Keyence	100	47,615
Kikkoman	700	46,556
Kobayashi Pharmaceutical	300	28,398
Koito Manufacturing	200	13,459
Konami Holdings	800	51,432
Kubota	2,700	61,588
Kurita Water Industries	1,400	57,038
Kyowa Hakko Kirin	1,000	27,938
LIXIL Group	2,100	59,365
M3	4,200	334,364
Mercari *	1,000	47,994
Minebea Mitsumi	4,100	101,950
Mitsubishi Electric	11,200	166,018
Mitsubishi Gas Chemical	7,900	185,132
Mitsubishi UFJ Financial Group	15,200	80,049
Mitsui	4,700	100,359
Mitsui Chemicals	500	15,560
Miura	800	41,568
MonotaRO	2,100	120,516
Murata Manufacturing	5,000	429,698
Nabtesco	2,600	110,946
Nexon	6,800	214,097
NGK Insulators	3,400	60,426
NH Foods	700	29,575
Nidec	1,800	230,119
Nintendo	700	428,727
Nippon Paint Holdings	400	29,786
Nippon Telegraph & Telephone	12,000	311,551
Nippon Yusen	1,000	29,015
Nissan Chemical	700	38,268
Nitori Holdings	800	149,809
Nitto Denko	1,700	146,418
Nomura Holdings	33,400	194,908
Nomura Real Estate Holdings	2,400	54,172
Nomura Research Institute	5,700	177,501
NTT Data	1,100	16,910
Obayashi	4,300	37,182

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Obic	100	$16,902
Olympus	9,800	207,286
Omron	2,400	194,301
Ono Pharmaceutical	500	13,454
Oracle Japan	500	50,774
Oriental Land	200	33,626
ORIX	7,500	127,797
Otsuka	1,700	78,983
Otsuka Holdings	900	35,899
Pan Pacific International Holdings	3,500	81,855
Panasonic	20,900	270,653
Recruit Holdings	1,300	64,895
Renesas Electronics *	6,900	76,582
Rinnai	1,100	111,427
Rohm	500	49,613
Sega Sammy Holdings	1,100	18,486
Sekisui Chemical	5,900	106,095
Sekisui House	3,300	62,228
SG Holdings	5,500	126,522
Shimadzu	700	25,328
Shimamura	500	49,905
Shimano	300	67,406
Shin-Etsu Chemical	2,800	459,412
SMC	200	118,479
Sompo Holdings	1,000	38,585
Sony	7,400	772,636
Square Enix Holdings	2,100	119,084
Stanley Electric	600	17,911
SUMCO	3,400	78,350
Sumitomo Electric Industries	1,100	16,117
Sumitomo Metal Mining	2,100	101,562
Sumitomo Mitsui Financial Group	1,300	45,937
Sumitomo Mitsui Trust Holdings	1,800	59,492
Sundrug	2,900	109,185
Sysmex	700	73,053
Taiyo Nippon Sanso	1,800	34,017
TDK	800	115,560
Teijin	1,000	17,236

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Terumo	800	$29,818
Toho Gas	1,100	64,531
Tokyo Electron	1,000	411,919
Tosoh	4,000	73,833
Toyo Suisan Kaisha	1,300	55,440
Toyoda Gosei	2,500	64,929
Toyota Industries	1,800	154,677
Toyota Motor	1,000	73,977
Tsuruha Holdings	700	90,221
Unicharm	900	35,754
Welcia Holdings	1,300	41,539
Yamaha	400	22,481
Z Holdings	32,400	197,293
		13,254,538
JORDAN — 0.0%
Hikma Pharmaceuticals	4,104	127,916

LUXEMBOURG — 0.1%
ArcelorMittal	8,154	192,024
Eurofins Scientific	690	61,363
		253,387
MALAYSIA — 0.1%
Hartalega Holdings	29,900	73,892
Kossan Rubber Industries	8,600	8,409
Press Metal Aluminium Holdings	18,300	43,739
RHB Bank	16,700	22,353
Sime Darby	87,200	48,911
Supermax	60,795	72,919
Telekom Malaysia	69,200	105,008
Top Glove	76,500	99,210
		474,441
MEXICO — 0.1%
Alfa, Cl A	64,400	35,092
America Movil ADR, Cl L	3,463	43,980
Arca Continental	5,300	24,105
Fresnillo	6,657	84,409
Gruma, Cl B	4,325	47,134
Grupo Bimbo, Ser A	18,400	34,441

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Mexico	21,800	$103,347
Kimberly-Clark de Mexico, Cl A	12,130	19,435
Wal-Mart de Mexico	43,700	124,368
		516,311
NETHERLANDS — 0.3%
Adyen *	61	140,355
ASML Holding	1,245	700,764
Koninklijke Ahold Delhaize	802	21,152
Koninklijke DSM	639	105,516
Koninklijke Philips	510	27,702
NN Group	3,578	164,789
Randstad	2,271	151,923
Topicus.com *	40	2,076
Wolters Kluwer	998	79,215
		1,393,492
NORWAY — 0.0%
Gjensidige Forsikring	2,260	52,030
Norsk Hydro	33,238	184,354
		236,384
PERU — 0.1%
Southern Copper	6,542	466,641

PHILIPPINES — 0.0%
Globe Telecom	1,140	47,676
PLDT	475	12,602
		60,278
POLAND — 0.1%
Dino Polska *	183	12,025
KGHM Polska Miedz	2,487	125,165
Orange Polska *	5,457	9,204
Polskie Gornictwo Naftowe i Gazownictwo	64,399	96,492
		242,886
PUERTO RICO — 0.0%
Popular	803	53,656

RUSSIA — 0.0%
Evraz	20,844	166,200

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	21,400	$32,547
Venture	2,000	28,661
		61,208
SOUTH AFRICA — 0.2%
Anglo American	7,182	277,771
Anglo American Platinum	1,835	222,266
Aspen Pharmacare Holdings	1,196	11,282
FirstRand	5,526	18,354
Impala Platinum Holdings	4,516	73,446
Kumba Iron Ore	1,143	48,969
Momentum Metropolitan Holdings	19,629	21,649
Shoprite Holdings	2,772	24,378
Sibanye Stillwater	53,377	246,602
Vodacom Group	8,154	67,077
		1,011,794
SOUTH KOREA — 1.2%
Alteogen *	104	12,034
Amorepacific	311	65,379
Celltrion *	170	45,261
Celltrion Healthcare *	83	9,329
Celltrion Pharm *	122	16,837
CJ	1,303	108,090
CJ CheilJedang	292	105,814
DB Insurance	877	32,411
Doosan Bobcat	1,166	33,702
E-MART	634	95,982
GS Engineering & Construction	1,803	58,619
Hana Financial Group	2,526	83,354
Hankook Tire	1,690	71,740
Hanon Systems	3,606	49,698
Hanwha	3,829	100,442
Hanwha Solutions *	2,719	110,082
Hyundai Glovis	467	80,666
Hyundai Mobis	187	50,522
Hyundai Motor	406	86,131
Hyundai Steel	292	10,383
Kakao	216	94,257
KB Financial Group	2,990	116,761

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Kia Motors	3,952	$280,491
KMW *	153	8,490
Korea Investment Holdings	1,034	80,689
Korea Zinc	257	92,021
Kumho Petrochemical	1,112	210,359
LG	1,768	148,141
LG Chemical	369	274,350
LG Electronics	1,192	156,144
LG Innotek	574	102,121
Lotte Chemical	229	65,061
Meritz Securities	7,157	23,952
Mirae Asset Daewoo	8,901	74,203
NAVER	1,172	392,617
NCSoft	203	169,412
Orion	260	29,839
POSCO	453	113,225
Posco International	3,718	74,335
S-1, Cl 1	275	20,289
Samsung Card	2,068	60,676
Samsung Electro-Mechanics	1,102	187,257
Samsung Electronics	26,635	1,964,388
Samsung Engineering *	748	8,644
Samsung Life Insurance	541	36,170
Samsung SDI	135	81,476
Samsung Securities	930	30,357
Seegene	382	42,305
SK Holdings	188	44,187
SK Hynix	2,682	339,674
SK Telecom	433	95,469
Yuhan	1,186	65,934
		6,709,770
SPAIN — 0.1%
CaixaBank	86,144	250,782
Iberdrola	32,991	414,493
Industria de Diseno Textil	1,023	33,646
		698,921
SWEDEN — 0.6%
Alfa Laval	4,339	134,088

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Atlas Copco, Cl A	7,734	$442,160
Boliden	5,254	208,461
Electrolux	1,157	27,412
Epiroc, Cl A	3,719	79,087
Equities	1,484	41,423
Hennes & Mauritz, Cl B	4,152	97,687
Hexagon, Cl B	1,175	98,068
Husqvarna, Cl B	5,085	62,251
Investor, Cl B	2,859	211,786
L E Lundbergforetagen, Cl B	1,013	50,463
Nibe Industrier, Cl B	5,386	169,424
Sandvik	10,303	277,132
Skandinaviska Enskilda Banken, Cl A	13,458	155,205
Skanska, Cl B	5,215	126,497
SKF, Cl B	7,597	207,166
Svenska Cellulosa SCA, Cl B	1,784	30,701
Svenska Handelsbanken, Cl A	2,498	26,385
Swedbank	7,429	130,326
Swedish Match	983	70,671
Telefonaktiebolaget LM Ericsson, Cl B	10,730	133,898
Volvo, Cl B	13,561	348,526
		3,128,817
SWITZERLAND — 0.4%
Baloise Holding	221	38,593
Chocoladefabriken Lindt & Spruengli	5	41,903
EMS-Chemie Holding	77	68,080
Geberit	81	47,777
Givaudan	24	90,427
Kuehne + Nagel International	809	191,814
LafargeHolcim	2,250	124,320
Logitech International	886	95,038
Lonza Group	142	89,551
Nestle	524	54,739
Partners Group Holding	76	91,162
Roche Holding	914	299,314
Sika	541	143,002
Sonova Holding	280	71,654
STMicroelectronics	4,306	166,971

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Straumann Holding	35	$42,327
Swiss Life Holding	60	29,877
UBS Group	9,462	146,577
Zurich Insurance Group	839	342,656
		2,175,782
TAIWAN — 1.2%
Accton Technology	15,000	141,617
Acer	42,000	40,646
Advantech	6,599	85,966
ASE Technology Holding	33,000	122,854
Asia Cement	71,000	108,407
Asustek Computer	6,000	65,521
Cathay Financial Holding	47,000	70,889
Chailease Holding	18,584	115,022
Chang Hwa Commercial Bank	44,051	26,940
Chicony Electronics	5,000	16,850
China Life Insurance	10,720	8,755
Compal Electronics	39,000	31,139
Delta Electronics	9,000	90,792
E.Sun Financial Holding	176,390	160,052
Eclat Textile	2,000	30,863
Evergreen Marine Taiwan *	42,000	57,604
Feng TAY Enterprise	4,080	27,250
Fubon Financial Holding	16,000	28,727
Giant Manufacturing	8,000	80,950
Globalwafers	7,000	186,658
Hon Hai Precision Industry	65,000	261,465
Hua Nan Financial Holdings	17,633	11,483
Innolux	102,000	62,725
Lite-On Technology	10,000	21,353
MediaTek	17,000	548,819
Mega Financial Holding	28,000	29,354
Micro-Star International	24,000	128,757
Nien Made Enterprise	2,000	28,076
Novatek Microelectronics	21,000	358,865
Pegatron	19,000	51,039
Phison Electronics	4,000	66,253
Quanta Computer	25,000	76,438

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Realtek Semiconductor	18,000	$298,349
SinoPac Financial Holdings	24,000	10,049
Standard Foods	7,000	13,831
Synnex Technology International	32,000	56,782
Taishin Financial Holding	129,938	60,427
Taiwan Cement	93,388	140,931
Taiwan Cooperative Financial Holding	128,368	91,953
Taiwan Semiconductor Manufacturing ADR	16,285	2,050,933
United Microelectronics	202,000	397,251
Vanguard International Semiconductor	23,000	96,229
Walsin Technology	7,000	64,130
Win Semiconductors	1,000	13,704
Wistron	16,000	18,420
Yuanta Financial Holding	154,960	118,354
Zhen Ding Technology Holding	39,000	168,503
		6,741,975
THAILAND — 0.0%
Advanced Info Service NVDR	3,300	18,007

TURKEY — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii	9,187	29,292
Aselsan Elektronik Sanayi Ve Ticaret	16,397	37,546
BIM Birlesik Magazalar	5,489	48,971
Eregli Demir ve Celik Fabrikalari	75,178	147,946
Ford Otomotiv Sanayi	4,308	101,831
Turkcell Iletisim Hizmetleri	8,271	17,698
		383,284
UNITED KINGDOM — 0.4%
Admiral Group	4,382	188,756
Ashtead Group	4,475	242,438
AstraZeneca	1,371	133,332
Auto Trader Group	3,946	30,276
BAE Systems	9,058	61,142
Berkeley Group Holdings	1,162	65,675
Bunzl	3,529	109,979
Croda International	333	28,667
Direct Line Insurance Group	15,499	69,181
Experian	4,503	142,817

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
GVC Holdings	6,160	$121,366
Halma	3,072	97,015
JD Sports Fashion	11,168	129,423
Kingfisher	25,679	94,623
Legal & General Group	52,042	188,189
Linde	1,408	343,932
Mondi	1,416	34,033
Next	564	59,290
Persimmon	3,867	139,486
Rentokil Initial	6,903	44,964
Spirax-Sarco Engineering	264	39,445
SSE	784	14,444
		2,378,473
UNITED STATES — 37.1%
COMMUNICATION SERVICES — 2.8%
Activision Blizzard	5,116	489,141
Alphabet, Cl A *	815	1,647,857
Alphabet, Cl C *	786	1,600,972
Altice USA, Cl A *	3,281	110,274
AT&T	29,528	823,536
Cable One	150	287,227
Charter Communications, Cl A *	453	277,879
Comcast, Cl A	19,399	1,022,715
Discovery, Cl C *	3,941	177,345
DISH Network, Cl A *	2,713	85,487
Electronic Arts	1,639	219,577
Facebook, Cl A *	8,576	2,209,349
Fox, Cl B	2,469	78,835
Fox, Cl A	3,250	108,257
Liberty Broadband, Cl C *	570	85,221
Liberty Media -Liberty SiriusXM, Cl B *	2,196	96,888
Live Nation Entertainment *	922	81,929
Lumen Technologies	19,141	235,243
Match Group *	2,046	312,731
Netflix *	643	346,480
New York Times, Cl A	1,680	85,966
News, Cl A	965	22,629
Omnicom Group	2,187	150,313

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Pinterest, Cl A *	4,534	$365,350
Roku, Cl A *	847	334,971
Snap, Cl A *	3,149	206,763
Spotify Technology *	693	213,014
Take-Two Interactive Software *	921	169,888
T-Mobile US *	3,734	447,968
Twitter *	2,913	224,476
Verizon Communications	26,627	1,472,473
ViacomCBS, Cl B	5,233	337,476
Walt Disney	3,732	705,497
Zillow Group, Cl C *	2,036	328,468
Zynga, Cl A *	4,242	47,298
		15,409,493
CONSUMER DISCRETIONARY — 4.8%
Amazon.com *	1,598	4,942,502
Aptiv	1,648	246,936
AutoNation *	4,486	336,540
AutoZone *	192	222,705
Best Buy	5,274	529,246
Booking Holdings *	117	272,436
BorgWarner	1,753	78,885
Bright Horizons Family Solutions *	400	63,864
Brunswick	3,295	291,179
Burlington Stores *	997	258,044
Caesars Entertainment *	615	57,466
Capri Holdings *	2,573	120,082
CarMax *	1,849	220,974
Carnival	6,565	175,614
Chipotle Mexican Grill, Cl A *	107	154,294
Choice Hotels International	455	47,716
Darden Restaurants	1,179	161,912
Dick’s Sporting Goods	3,756	268,066
Dollar General	4,306	813,791
Dollar Tree *	2,484	243,929
Domino’s Pizza	448	155,236
DR Horton	7,685	590,746
eBay	7,541	425,463
Etsy *	1,443	317,850

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Expedia Group	770	$123,970
Floor & Decor Holdings, Cl A *	582	55,342
Foot Locker	3,073	147,781
Ford Motor	40,334	471,908
Gap	1,808	45,110
Garmin	4,133	512,575
General Motors	18,401	944,523
Gentex	5,203	184,082
Genuine Parts	797	83,964
Hanesbrands	4,021	71,131
Harley-Davidson	625	22,294
Hilton Worldwide Holdings	1,360	168,205
Home Depot	4,551	1,175,705
L Brands	5,387	294,453
Las Vegas Sands	1,762	110,301
Lear	201	33,384
Leggett & Platt	990	42,837
Lennar, Cl A	5,913	490,602
LKQ *	4,413	173,828
Lowe’s	3,750	599,062
Lululemon Athletica *	1,017	316,979
Marriott International, Cl A	1,591	235,579
McDonald’s	2,001	412,486
Mohawk Industries *	1,319	230,812
Newell Brands	3,089	71,572
NIKE, Cl B	5,458	735,629
NVR *	78	351,066
Ollie’s Bargain Outlet Holdings *	627	51,840
O’Reilly Automotive *	565	252,741
Peloton Interactive, Cl A *	2,379	286,598
Penn National Gaming *	460	53,259
Penske Automotive Group	3,074	208,971
Polaris	1,020	120,115
Pool	1,040	348,161
PulteGroup	9,463	426,876
PVH	511	51,080
Qurate Retail	23,067	286,492
Ross Stores	1,856	216,484

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Royal Caribbean Cruises	1,930	$180,011
Skechers U.S.A., Cl A *	1,724	63,098
Starbucks	3,068	331,436
Tapestry	792	33,375
Target	6,853	1,257,114
Tempur Sealy International	8,016	267,815
Terminix Global Holdings *	787	35,423
Tesla *	1,167	788,308
Thor Industries	1,731	202,631
TJX	2,868	189,259
Toll Brothers	2,557	136,595
Tractor Supply	2,036	323,643
Ulta Beauty *	510	164,388
VF	1,760	139,269
Wayfair, Cl A *	1,106	319,612
Whirlpool	2,232	424,259
Williams-Sonoma	2,959	388,487
Yum! Brands	1,479	153,121
		26,801,117
CONSUMER STAPLES — 2.2%
Altria Group	8,863	386,427
Archer-Daniels-Midland	4,238	239,786
Boston Beer, Cl A *	92	94,641
Brown-Forman, Cl B	2,759	197,489
Campbell Soup	2,227	101,284
Casey’s General Stores	1,026	207,211
Church & Dwight	2,422	190,733
Clorox	528	95,594
Coca-Cola	11,676	572,007
Colgate-Palmolive	3,606	271,171
Conagra Brands	9,446	320,503
Constellation Brands, Cl A	785	168,100
Costco Wholesale	3,108	1,028,748
Estee Lauder, Cl A	1,434	409,923
General Mills	3,873	213,054
Hain Celestial Group *	3,082	129,999
Hershey	1,859	270,763
Hormel Foods	2,190	101,550

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
J M Smucker	1,154	$129,248
JBS	9,800	45,204
Kellogg	2,641	152,412
Keurig Dr Pepper	3,013	91,957
Kimberly-Clark	1,473	189,030
Kraft Heinz	5,758	209,476
Kroger	8,344	268,760
Lamb Weston Holdings	511	40,762
McCormick	2,056	173,280
Mondelez International, Cl A	3,890	206,792
Monster Beverage *	2,824	247,778
Nu Skin Enterprises, Cl A	2,762	141,359
PepsiCo	6,361	821,778
Philip Morris International	4,589	385,568
Procter & Gamble	9,081	1,121,776
Spectrum Brands Holdings	1,390	107,794
Sprouts Farmers Market *	1,889	39,877
Sysco	2,262	180,123
Tyson Foods, Cl A	2,801	189,544
US Foods Holding *	728	26,543
Walgreens Boots Alliance	7,046	337,715
Walmart	14,274	1,854,478
		11,960,237
ENERGY — 0.8%
Baker Hughes, Cl A	6,206	151,923
Cheniere Energy *	1,789	120,561
Chevron	5,077	507,700
Cimarex Energy	1,422	82,462
ConocoPhillips	8,114	422,009
EOG Resources	3,166	204,397
Equities	13,368	237,817
Exxon Mobil	11,495	624,983
Halliburton	12,253	267,483
Hess	2,822	184,926
Kinder Morgan	11,398	167,551
Marathon Petroleum	3,557	194,283
Occidental Petroleum	7,636	203,194
ONEOK	4,201	186,062

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Phillips 66	2,374	$197,161
Pioneer Natural Resources	1,344	199,678
Schlumberger	10,489	292,748
Valero Energy	3,820	294,064
Williams	5,591	127,698
		4,666,700
FINANCIALS — 4.2%
Aflac	4,183	200,324
Allstate	3,084	328,754
Ally Financial	5,880	244,020
American Express	1,862	251,854
American International Group	5,053	222,079
Ameriprise Financial	2,948	652,216
Aon, Cl A	2,362	537,851
Arch Capital Group *	3,839	137,513
Arthur J Gallagher	1,856	222,349
Assurant	1,057	130,244
Athene Holding, Cl A *	4,112	187,466
Bank of America	21,199	735,817
Bank of New York Mellon	4,817	203,085
Bank OZK	4,031	166,158
Berkshire Hathaway, Cl B *	4,983	1,198,461
BlackRock, Cl A	806	559,767
Blackstone Group, Cl A	2,538	175,706
Brown & Brown	1,337	61,368
Capital One Financial	2,483	298,432
Charles Schwab	4,253	262,495
Chubb	1,635	265,818
Cincinnati Financial	1,521	148,860
Citigroup	5,660	372,881
Citizens Financial Group	7,424	322,499
CME Group, Cl A	1,950	389,415
Comerica	1,500	102,150
Commerce Bancshares	900	66,627
Discover Financial Services	4,558	428,771
East West Bancorp	9,222	665,460
Erie Indemnity, Cl A	756	183,028
Evercore, Cl A	856	102,523

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
FactSet Research Systems	295	$89,653
Fidelity National Financial	2,434	93,174
Fifth Third Bancorp	7,345	254,798
First American Financial	1,333	70,036
First Citizens BancShares, Cl A	71	52,390
First Republic Bank	1,161	191,275
Goldman Sachs Group	1,243	397,114
Hartford Financial Services Group	4,695	237,990
Intercontinental Exchange	1,091	120,348
Invesco	3,966	88,918
Jefferies Financial Group	5,367	155,858
JPMorgan Chase	8,071	1,187,809
KeyCorp	12,703	255,838
KKR	2,096	95,494
Lincoln National	2,030	115,446
M&T Bank	1,213	183,090
Markel *	130	141,544
MarketAxess Holdings	717	398,609
Marsh & McLennan	4,650	535,773
MetLife	5,148	296,525
Moody’s	958	263,345
Morgan Stanley	11,151	857,177
MSCI, Cl A	410	169,953
Nasdaq	2,044	282,665
Northern Trust	2,411	229,358
PNC Financial Services Group	2,459	413,997
Primerica	604	85,303
Principal Financial Group	2,249	127,248
Progressive	6,961	598,298
Prosperity Bancshares	2,554	187,642
Prudential Financial	2,406	208,648
Regions Financial	32,427	668,969
S&P Global	913	300,706
SEI Investments	1,311	73,416
Signature Bank NY	437	95,415
SLM	12,048	190,238
State Street	5,713	415,735
Sterling Bancorp	1,410	30,780

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
SVB Financial Group *	1,315	$664,548
Synchrony Financial	6,762	261,554
Synovus Financial	2,900	122,699
T Rowe Price Group	2,744	444,912
Travelers	2,058	299,439
Truist Financial	6,519	371,322
US Bancorp	7,372	368,600
Virtu Financial, Cl A	3,702	100,954
Wells Fargo	10,199	368,898
Western Alliance Bancorp	2,170	198,577
Willis Towers Watson	476	105,025
WR Berkley	759	52,621
		23,343,715
HEALTH CARE — 4.7%
Abbott Laboratories	5,373	643,578
AbbVie	13,093	1,410,640
ABIOMED *	362	117,487
Acadia Healthcare *	3,136	173,233
ACADIA Pharmaceuticals *	1,599	78,303
Agilent Technologies	1,413	172,485
Alexion Pharmaceuticals *	776	118,534
Align Technology *	562	318,716
Alnylam Pharmaceuticals *	658	97,450
Amedisys *	90	22,828
AmerisourceBergen, Cl A	3,312	335,241
Amgen	2,769	622,804
Anthem	1,901	576,364
Avantor *	822	22,909
Baxter International	2,872	223,126
Becton Dickinson and	1,576	380,052
Biogen *	1,684	459,530
BioMarin Pharmaceutical *	1,415	109,563
Bio-Rad Laboratories, Cl A *	444	259,518
Bio-Techne	146	52,807
Boston Scientific *	5,919	229,539
Bristol-Myers Squibb	6,853	420,295
Bruker	1,540	93,909
Cardinal Health	2,324	119,732

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Catalent *	1,591	$180,913
Centene *	3,137	183,640
Cerner	2,307	159,506
Charles River Laboratories International *	659	188,566
Chemed	363	161,611
Cigna	2,616	549,098
Cooper	416	160,630
CVS Health	7,970	542,996
Danaher	2,975	653,518
DaVita *	2,169	221,520
DexCom *	359	142,803
Edwards Lifesciences *	3,828	318,107
Elanco Animal Health *	4,462	146,621
Eli Lilly	2,871	588,239
Exact Sciences *	1,172	159,533
Exelixis *	1,275	27,617
Gilead Sciences	3,958	243,021
Guardant Health *	249	36,648
HCA Healthcare	3,777	649,757
Henry Schein *	993	61,417
Hologic *	3,000	216,270
Horizon Therapeutics *	6,340	576,369
Humana	1,520	577,068
IDEXX Laboratories *	630	327,707
Illumina *	459	201,689
Incyte *	1,241	97,617
Intuitive Surgical *	172	126,730
IQVIA Holdings *	944	181,994
Johnson & Johnson	9,974	1,580,480
Laboratory Corp of America Holdings *	1,289	309,244
Masimo *	690	173,004
McKesson	2,252	381,759
Medtronic	5,652	661,114
Merck	9,802	711,821
Mettler-Toledo International *	197	219,862
Moderna *	532	82,359
Molina Healthcare *	1,718	372,394
PerkinElmer	1,084	136,681

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Pfizer	15,152	$507,441
Quest Diagnostics	2,912	336,598
Quidel *	135	22,175
Regeneron Pharmaceuticals *	593	267,188
ResMed	1,847	356,065
Seagen *	452	68,302
STERIS	580	101,384
Stryker	644	156,292
Teladoc Health *	865	191,243
Teleflex	363	144,518
Thermo Fisher Scientific	1,443	649,465
United Therapeutics *	1,113	186,071
UnitedHealth Group	6,747	2,241,488
Universal Health Services, Cl B	178	22,309
Veeva Systems, Cl A *	496	138,934
Vertex Pharmaceuticals *	742	157,712
Viatris, Cl W *	7,606	112,949
Waters *	516	141,322
West Pharmaceutical Services	1,231	345,480
Zimmer Biomet Holdings	1,482	241,655
Zoetis, Cl A	3,610	560,416
		26,317,573
INDUSTRIALS — 4.8%
3M	2,694	471,612
A O Smith	1,737	103,126
ADT	2,827	21,513
AECOM *	663	38,381
AGCO	1,515	196,162
Air Lease, Cl A	1,711	78,466
AMETEK	1,918	226,266
Armstrong World Industries	811	69,405
Axon Enterprise *	290	47,992
Boeing	1,331	282,185
BWX Technologies	697	40,433
Carlisle	491	71,318
Carrier Global	3,583	130,887
Caterpillar	2,121	457,881
CH Robinson Worldwide	1,321	120,013

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Cintas	1,161	$376,559
Colfax *	2,708	120,100
Copart *	2,679	292,440
CoStar Group *	407	335,270
CSX	6,330	579,512
Cummins	2,393	605,908
Deere	1,967	686,719
Delta Air Lines	4,965	238,022
Dover	3,683	453,967
Eaton	6,068	789,993
Emerson Electric	8,523	732,126
Equifax	1,177	190,533
Expeditors International of Washington	3,134	287,827
Fastenal	8,146	377,730
FedEx	2,757	701,656
Fortive	2,121	139,604
Fortune Brands Home & Security	4,322	359,331
Gates Industrial *	7,163	107,445
Generac Holdings *	1,009	332,526
General Dynamics	1,845	301,602
General Electric	23,927	300,045
HEICO	516	64,903
HEICO, Cl A	651	75,360
Honeywell International	2,358	477,141
Howmet Aerospace	3,066	86,185
Hubbell, Cl B	1,115	197,924
IDEX	1,243	242,596
IHS Markit	1,642	148,043
Illinois Tool Works	1,572	317,827
Ingersoll Rand *	6,872	318,448
ITT	3,041	252,342
Jacobs Engineering Group	2,804	322,684
JB Hunt Transport Services	2,937	431,357
Johnson Controls International	4,902	273,483
Kansas City Southern	2,053	435,934
Knight-Swift Transportation Holdings, Cl A	892	38,534
L3Harris Technologies	1,176	213,926
Landstar System	1,364	218,431

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Lincoln Electric Holdings	548	$64,724
Lockheed Martin	847	279,722
Lyft, Cl A *	883	49,183
Masco	7,466	397,340
Middleby *	737	107,904
MSC Industrial Direct, Cl A	2,359	203,181
Nordson	890	171,245
Norfolk Southern	1,435	361,706
Northrop Grumman	1,310	382,075
nVent Electric	1,352	35,504
Old Dominion Freight Line	1,981	425,459
Oshkosh	1,634	173,204
Otis Worldwide	2,515	160,231
Owens Corning	3,111	252,053
PACCAR	4,924	448,035
Parker-Hannifin	1,702	488,406
Pentair	3,154	176,403
Quanta Services	2,953	247,609
Raytheon Technologies	4,163	299,694
Regal Beloit	1,824	249,286
Republic Services, Cl A	3,310	294,888
Robert Half International	1,749	136,055
Rockwell Automation	1,185	288,287
Rollins	2,592	85,977
Roper Technologies	433	163,509
Ryder System	1,064	72,107
Snap-on	644	130,803
Southwest Airlines	3,225	187,469
Stanley Black & Decker	1,115	194,947
Teledyne Technologies *	930	345,030
Timken	4,125	323,194
Toro	1,067	107,522
Trane Technologies	4,183	641,003
TransDigm Group *	266	153,394
TransUnion	2,306	194,188
Trinity Industries	1,897	60,894
Uber Technologies *	1,520	78,660
Union Pacific	3,005	618,910

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Parcel Service, Cl B	2,393	$377,687
United Rentals *	2,533	753,264
Valmont Industries	97	22,944
Verisk Analytics, Cl A	1,414	231,684
Wabtec	1,800	130,374
Waste Management	3,782	419,386
Watsco	340	82,654
WW Grainger	944	351,838
XPO Logistics *	1,670	194,722
Xylem	1,771	176,321
		26,570,348
INFORMATION TECHNOLOGY — 10.4%
Accenture, Cl A	4,097	1,027,937
Adobe *	1,946	894,518
Advanced Micro Devices *	1,665	140,709
Akamai Technologies *	2,598	245,511
Amdocs	844	63,984
Amphenol, Cl A	1,693	212,776
Analog Devices	1,826	284,527
ANSYS *	694	236,647
Apple	98,215	11,909,551
Applied Materials	9,006	1,064,419
Arista Networks *	737	206,242
Arrow Electronics *	1,279	128,232
Aspen Technology *	716	107,765
Atlassian, Cl A *	372	88,424
Autodesk *	1,076	296,976
Automatic Data Processing	3,253	566,087
Avalara *	1,927	302,423
Black Knight *	1,225	93,945
Booz Allen Hamilton Holding, Cl A	3,423	264,050
Broadcom	1,146	538,471
Broadridge Financial Solutions	1,884	268,451
Cadence Design Systems *	2,020	285,002
CDW	3,295	516,953
Ceridian HCM Holding *	1,151	103,199
Ciena *	2,518	131,364
Cirrus Logic *	825	67,469

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	16,513	$740,938
Citrix Systems	1,029	137,454
Cognex	1,914	158,077
Cognizant Technology Solutions, Cl A	4,099	301,194
Corning	4,142	158,390
Coupa Software *	605	209,487
Crowdstrike Holdings, Cl A *	939	202,824
Dell Technologies, Cl C *	3,942	319,578
DocuSign, Cl A *	1,090	247,059
Dynatrace *	932	46,376
Enphase Energy *	932	164,088
Entegris	3,429	360,765
EPAM Systems *	691	258,164
Fair Isaac *	516	236,096
Fastly, Cl A *	840	61,807
Fidelity National Information Services	1,685	232,530
Fiserv *	2,478	285,887
FleetCor Technologies *	974	270,100
Fortinet *	1,715	289,578
Gartner *	949	169,909
Global Payments	1,627	322,130
GoDaddy, Cl A *	1,390	112,757
Hewlett Packard Enterprise	14,635	213,086
HP	12,683	367,427
HubSpot *	508	261,620
Intel	24,630	1,497,011
International Business Machines	5,706	678,615
Intuit	935	364,781
Jabil	817	35,270
Keysight Technologies *	3,125	442,250
KLA	2,168	674,747
Lam Research	2,064	1,170,680
Leidos Holdings	1,634	144,527
Lumentum Holdings *	256	23,040
Manhattan Associates *	333	40,942
Marvell Technology Group	3,339	161,207
Mastercard, Cl A	2,772	980,872
Maxim Integrated Products	2,398	223,422

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microchip Technology	1,461	$222,992
Micron Technology *	6,577	601,993
Microsoft	38,769	9,009,140
MKS Instruments	729	120,212
Monolithic Power Systems	650	243,438
Motorola Solutions	1,249	219,175
NetApp	597	37,372
NortonLifeLock	7,163	139,750
Nuance Communications *	6,338	282,675
NVIDIA	3,290	1,804,828
Okta, Cl A *	237	61,964
Oracle	6,097	393,317
Palo Alto Networks *	176	63,063
Paychex	2,723	247,984
Paycom Software *	502	187,868
PayPal Holdings *	4,788	1,244,162
PTC *	218	29,853
Qorvo *	3,477	607,536
QUALCOMM	9,147	1,245,730
RingCentral, Cl A *	199	75,254
salesforce.com *	1,556	336,874
Seagate Technology	2,266	165,939
ServiceNow *	319	170,174
Skyworks Solutions	2,989	531,504
Slack Technologies, Cl A *	2,741	112,189
SolarEdge Technologies *	1,153	343,951
Splunk *	617	88,237
Square, Cl A *	286	65,789
SS&C Technologies Holdings	2,984	197,779
SYNNEX	2,085	185,899
Synopsys *	1,374	336,919
TE Connectivity	1,365	177,491
Teradyne	5,313	683,305
Texas Instruments	4,270	735,593
Trimble *	3,144	233,096
Twilio, Cl A *	353	138,687
Tyler Technologies *	173	80,172
Ubiquiti	823	262,471

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Universal Display	220	$46,572
VeriSign *	949	184,134
Visa, Cl A	6,248	1,327,013
Vontier *	494	15,512
Western Digital	2,861	196,064
Workday, Cl A *	460	112,783
Xilinx	938	122,221
Zebra Technologies, Cl A *	1,025	511,916
Zendesk *	600	87,684
Zoom Video Communications, Cl A *	1,378	514,835
Zscaler *	321	65,815
		57,479,241
MATERIALS — 1.5%
Air Products & Chemicals *	2,110	539,358
Albemarle	2,263	355,766
Amcor	23,631	258,523
AptarGroup	500	65,035
Ardagh Group, Cl A	1,529	38,745
Avery Dennison	189	33,115
Ball	3,075	262,574
Berry Global Group *	2,654	147,032
Cabot	548	26,978
Celanese, Cl A	1,260	175,027
Chemours	12,309	289,631
Corteva	4,090	184,664
Crown Holdings *	3,187	304,550
Dow	4,752	281,841
DuPont de Nemours	1,894	133,186
Eagle Materials	274	34,354
Eastman Chemical	2,835	309,752
Ecolab	2,038	426,676
Element Solutions	2,957	53,374
FMC	1,492	151,722
Freeport-McMoRan	11,671	395,764
Graphic Packaging Holding	1,659	26,328
International Flavors & Fragrances	2,089	283,080
International Paper	4,561	226,454
LyondellBasell Industries, Cl A	2,752	283,704

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Martin Marietta Materials	720	$242,546
Mosaic	2,524	74,206
Newmont	4,568	248,408
Nucor	4,430	265,003
Olin	2,182	67,511
Packaging Corp of America	1,010	133,340
PPG Industries	2,583	348,240
Reliance Steel & Aluminum	1,453	192,087
RPM International	1,488	118,504
Scotts Miracle-Gro	1,905	406,051
Sherwin-Williams	1,001	681,020
Silgan Holdings	925	34,743
Sonoco Products	490	29,189
Steel Dynamics	2,444	101,621
Valvoline	1,746	43,580
Vulcan Materials	1,328	221,763
		8,495,045
REAL ESTATE — 0.1%
Brookfield Property REIT, Cl A ‡	1,270	22,225
CBRE Group, Cl A *	5,871	444,846
Life Storage ‡	346	29,029
Medical Properties Trust ‡	3,794	81,913
Sun Communities ‡	454	68,985
		646,998
UTILITIES — 0.8%
AES	5,543	147,222
Alliant Energy	2,080	96,013
Ameren	2,056	144,475
American Electric Power	2,434	182,185
American Water Works	889	126,131
Atmos Energy	1,028	86,979
CMS Energy	2,386	129,106
Consolidated Edison	1,641	107,732
Dominion Energy	3,243	221,562
DTE Energy	954	112,305
Duke Energy	3,608	308,809
Edison International	2,205	119,048
Entergy	1,668	144,799

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Evergy	1,889	$101,307
Eversource Energy	1,681	133,606
Exelon	4,778	184,431
FirstEnergy	4,518	149,727
NextEra Energy	7,324	538,168
PG&E *	8,810	92,593
PPL	6,407	167,799
Public Service Enterprise Group	2,481	133,552
Sempra Energy	1,419	164,576
Southern	5,185	294,093
WEC Energy Group	1,547	124,750
Xcel Energy	3,093	181,219
		4,192,187
		205,882,654
ZAMBIA — 0.0%
First Quantum Minerals	8,859	190,949

Total Common Stock
(Cost $211,146,465)		273,664,460

REGISTERED INVESTMENT COMPANIES — 47.8%
EQUITY FUNDS — 47.8%
AQR International Defensive Style Fund, Cl R6	468,451	6,637,952
AQR Large Cap Defensive Style Fund, Cl R6	363,801	9,491,565
Avantis Emerging Markets Equity ETF	195,806	12,786,993
Avantis International Equity ETF	68,174	4,000,450
Avantis International Small Cap Value ETF	87,677	5,253,606
DFA Emerging Markets Portfolio, Cl I	698,742	23,806,138
DFA Emerging Markets Small Cap Portfolio, Cl I	415,460	10,045,827
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,267,228
DFA International High Relative Profitability Portfolio, Cl I	998,818	12,465,250
DFA International Real Estate Securities, Cl I	1,638,872	7,456,866
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,998,216
DFA International Small Cap Value Portfolio, Cl I	581,936	11,603,801

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International Value Portfolio, Cl I	705,887	$12,691,840
DFA Large Cap International Portfolio, Cl I	860,248	21,833,098
DFA Real Estate Securities Portfolio, Cl I	479,578	18,473,347
DFA US Small Cap Portfolio, Cl I	221,093	9,628,596
DFA US Small Cap Value Portfolio, Cl I	200,981	8,195,997
DFA US Targeted Value Portfolio, Cl I	926,359	25,613,825
iShares MSCI Global Min Vol Factor ETF	420,506	39,578,025
Schwab International Small Cap Equity ETF	60,162	2,314,432
Vanguard Small Cap Value ETF	40,292	6,360,898
Vanguard U.S. Quality Factor ETF	39,529	4,254,550
Vanguard U.S. Value Factor ETF	98,922	8,686,450
Total Registered Investment Companies
(Cost $204,341,423)		265,444,950

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Lojas Americanas (1)	5,200	23,113
(Cost $16,222)		23,113

RIGHTS — 0.0%
	Number Of Rights
China Resources Land#*	354	—
KWG Group Holdings#*	1,711	—
Shimao Property Holdings#*	566	609
Total Rights
(Cost $—)		609

SHORT-TERM INVESTMENT — 2.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $11,448,752)	11,448,752	11,448,752
Total Investments — 99.2%
(Cost $426,952,862)		$550,581,884

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

A list of the open futures contracts held by the Fund at February 28, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	7	Mar-2021	$736,416	$757,400	$20,984
MSCI Emerging Markets	12	Mar-2021	752,358	802,860	50,502
S&P 500 Index E-MINI	6	Mar-2021	1,094,178	1,142,760	48,582
SGX Nifty 50	102	Mar-2021	3,027,510	2,962,998	(64,512)
			$5,610,462	$5,666,018	$55,556

A list of open total return swap agreements held by the Fund at February 28, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	03/02/2022	USD	5,359,324	$(70,635)	$(70,635)

Percentages are based on Net Assets of $555,069,727.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s 500 Index

Ser — Series

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

The following table summarizes the inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,130,984	$—	$—	$2,130,984
Austria	135,948	—	—	135,948
Belgium	18,846	—	—	18,846
Brazil	366,408	—	—	366,408
Canada	4,506,675	—	—	4,506,675
Chile	203,280	—	—	203,280
China	9,958,468	—	—	9,958,468
Denmark	1,243,510	—	—	1,243,510
Finland	1,148,380	—	—	1,148,380
France	2,236,796	—	—	2,236,796
Germany	3,433,989	—	—	3,433,989
Hong Kong	550,844	—	—	550,844
Hungary	42,639	—	—	42,639
Indonesia	203,698	—	—	203,698
Italy	856,231	—	—	856,231
Japan	13,254,538	—	—	13,254,538
Jordan	127,916	—	—	127,916
Luxembourg	253,387	—	—	253,387
Malaysia	474,441	—	—	474,441
Mexico	516,311	—	—	516,311
Netherlands	1,393,492	—	—	1,393,492
Norway	236,384	—	—	236,384
Peru	466,641	—	—	466,641
Philippines	60,278	—	—	60,278
Poland	242,886	—	—	242,886
Puerto Rico	53,656	—	—	53,656
Russia	166,200	—	—	166,200
Singapore	61,208	—	—	61,208
South Africa	1,011,794	—	—	1,011,794
South Korea	6,664,509	45,261	—	6,709,770
Spain	698,921	—	—	698,921
Sweden	3,128,817	—	—	3,128,817
Switzerland	2,175,782	—	—	2,175,782
Taiwan	6,661,025	80,950	—	6,741,975
Thailand	18,007	—	—	18,007
Turkey	383,284	—	—	383,284
United Kingdom	2,378,473	—	—	2,378,473
United States	205,882,654	—	—	205,882,654
Zambia	190,949	—	—	190,949
Total Common Stock	273,538,249	126,211	—	273,664,460

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$265,444,950	$—	$—	$265,444,950
Preferred Stock
Brazil	23,113	—	—	23,113
Rights	609	—	—	609
Short-Term Investment	11,448,752	—	—	11,448,752
Total Investments in Securities	$550,455,673	$126,211	$—	$550,581,884

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$120,068	$—	$—	$120,068
Unrealized Depreciation	(64,512)	—	—	(64,512)
Total Return Swap^
Unrealized Depreciation	—	(70,635)	—	(70,635)
Total Other Financial Instruments	$55,556	$(70,635)	$—	$(15,079)

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2021, there were no transfer in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
EQUITY FUNDS — 97.9%
AQR International Defensive Style Fund, Cl R6	86,040	$1,219,190
AQR Large Cap Defensive Style Fund, Cl R6	65,541	1,709,966
AQR TM Emerging Multi-Style Fund, Cl R6	428,149	5,437,488
AQR TM International Multi-Style Fund, Cl R6	795,594	9,555,079
AQR TM Large Cap Multi-Style Fund, Cl R6	786,307	12,966,211
Avantis Emerging Markets Equity ETF	34,062	2,224,398
Avantis International Equity ETF	12,214	716,717
Avantis International Small Cap Value ETF	18,843	1,129,073
DFA Emerging Markets Portfolio, Cl I	125,218	4,266,171
DFA Emerging Markets Small Cap Portfolio, Cl I	77,525	1,874,563
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	403,966
DFA International High Relative Profitability Portfolio, Cl I	180,171	2,248,539
DFA International Small Cap Growth Portfolio, Cl I	20,547	362,653
DFA International Small Cap Value Portfolio, Cl I	112,789	2,249,004
DFA Large Cap International Portfolio, Cl I	164,747	4,181,285
DFA Real Estate Securities Portfolio, Cl I	46,497	1,791,081
DFA TA US Core Equity 2 Portfolio, Cl I	184,657	4,461,307
DFA Tax-Managed International Value Portfolio, Cl I	156,030	2,396,619
DFA Tax-Managed US Equity Portfolio, Cl I	206,219	8,685,950
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	153,815	5,320,476
DFA Tax-Managed US Small Cap Portfolio, Cl I	38,315	2,071,326
DFA Tax-Managed US Targeted Value Portfolio, Cl I	152,972	6,259,595
DFA US High Relative Profitability Portfolio, Cl I	305,052	5,121,816
iShares MSCI Global Min Vol Factor ETF	78,787	7,415,432
Schwab International Small Cap Equity ETF	14,523	558,700

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	7,425	$1,172,185
Vanguard U.S. Quality Factor ETF	6,573	707,459
Vanguard U.S. Value Factor ETF	17,776	1,560,930
Total Registered Investment Companies
(Cost $76,008,431)		98,067,179

SHORT-TERM INVESTMENT — 2.1%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $2,098,842)	2,098,842	2,098,842
Total Investments — 100.0%
(Cost $78,107,273)		$100,166,021

A list of open total return swap agreements held by the Fund at February 28, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	03/02/2022	USD	2,027,954	$(20,489)	$(20,489)

Percentages are based on Net Assets of $100,189,859.

(A)	The rate reported is the 7-day effective yield as of February 28, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2021
(Unaudited)

The following table summarizes the inputs used as of February 28, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$98,067,179	$—	$—	$98,067,179
Short-Term Investment	2,098,842	—	—	2,098,842
Total Investments in Securities	$100,166,021	$—	$—	$100,166,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$—	$(20,489)	$—	$(20,489)
Total Other Financial Instruments	$—	$(20,489)	$—	$(20,489)

^	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 28, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	630,313	$32,385,482
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,340,548	100,971,327
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	9,926,295	112,365,661
Total Registered Investment Companies
(Cost $232,279,083)		245,722,470

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $2,410,032)	2,410,032	2,410,032
Total Investments — 100.0%
(Cost $234,689,115)		$248,132,502

Percentages are based on Net Assets of $248,111,988.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2021.

Cl — Class

ETF — Exchange Traded Fund

USD — U.S. Dollar

As of February 28, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	705,074	$7,410,326
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,686,153	17,165,033
iShares National Muni Bond ETF	12,679	1,465,566
iShares Short-Term National Muni Bond ETF	28,029	3,017,882
Vanguard Tax-Exempt Bond Index ETF	13,677	744,576
Total Registered Investment Companies
(Cost $29,677,765)		29,803,383

SHORT-TERM INVESTMENT — 2.1%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $630,619)	630,619	630,619
Total Investments — 100.1%
(Cost $30,308,384)		$30,434,002

Percentages are based on Net Assets of $30,416,504.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2021.

Cl — Class

ETF — Exchange Traded Fund

As of February 28, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
FIXED INCOME FUNDS — 98.9%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,476,956	$26,974,055
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	16,308,577	184,613,097
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	4,822,630	165,126,857
Total Registered Investment Companies
(Cost $356,328,587)		376,714,009

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $3,831,259)	3,831,259	3,831,259
Total Investments — 99.9%
(Cost $360,159,846)		$380,545,268

Percentages are based on Net Assets of $380,889,181.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 28, 2021
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.5%
	Shares	Value
EQUITY FUNDS — 99.5%
AQR Alternative Risk Premia Fund, Cl R6	53,128	$373,490
AQR Diversified Arbitrage Fund, Cl R6 (A)	59,326	741,570
AQR Managed Futures Strategy Fund, Cl R6	45,578	368,725
Total Registered Investment Companies
(Cost $1,368,317)		1,483,785

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $14,780)	14,780	14,780
Total Investments — 100.5%
(Cost $1,383,097)		$1,498,565

Percentages are based on Net Assets of $1,491,787.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2021.

Cl — Class

As of February 28, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Statements of Assets and Liabilities
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$573,412,149	$303,537,695	$550,581,884	$100,166,021
Foreign Currency, at Value ††	—	1,104,717	1,080,941	—
Receivable for Investment Securities Sold	12,222,700	9,178,051	14,756,435	—
Dividends and Interest Receivable	428,610	183,026	394,222	78
Receivable for Capital Shares Sold	247,613	123,519	212,198	151,719
Unrealized Appreciation on Futures Contracts	104,903	63,069	120,068	—
Reclaim Receivable	1,089	152,474	119,812	—
Cash Collateral on Futures Contracts	—	7,979	—	—
Prepaid Expenses	16,829	14,868	16,844	12,065
Total Assets	586,433,893	314,365,398	567,282,404	100,329,883

Liabilities:
Payable for Investment Securities Purchased	12,330,532	5,934,806	10,911,664	—
Payable for Capital Shares Redeemed	500,105	235,784	447,412	77,221
Payable Due to Adviser	141,342	89,371	130,578	9,175
Shareholder Servicing Fees Payable	75,787	42,761	81,535	4,587
Unrealized Depreciation on Swap Contracts	74,481	47,169	70,635	20,489
Due to Broker for Futures	20,437	476,939	386,607	—
Payable Due to Administrator	16,455	8,938	16,029	2,849
Audit Fees Payable	7,476	5,129	5,128	7,475
Trustees Fees Payable	5,704	5,704	5,704	5,704
Transfer Agent Fees Payable	4,687	4,291	4,323	4,027
Chief Compliance Officer Fees Payable	2,900	1,643	2,853	573
Unrealized Depreciation on Spot Currency Contracts	—	1,110	8,383	—
Unrealized Depreciation on Futures Contracts	—	89,321	64,512	—
Other Accrued Expenses	22,313	69,263	77,314	7,924
Total Liabilities	13,202,219	7,012,229	12,212,677	140,024

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund

Net Assets	$573,231,674	$307,353,169	$555,069,727	$100,189,859

† Cost of Investments	$449,489,782	$230,924,102	$426,952,862	$78,107,273
†† Cost of Foreign Currency	—	1,105,083	1,082,902	—

Net Assets Consist of:
Paid-in Capital	$423,915,474	$250,202,759	$426,208,996	$79,667,531
Total Distributable Earnings	149,316,200	57,150,410	128,860,731	20,522,328
Net Assets	$573,231,674	$307,353,169	$555,069,727	$100,189,859

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	45,042,667	25,505,757	44,622,987	7,830,288
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$12.73	$12.05	$12.44	$12.80

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$248,132,502	$30,434,002	$380,545,268	$1,498,565
Dividends and Interest Receivable	274,682	27	399,561	1
Receivable for Capital Shares Sold	110,621	119,366	391,215	—
Receivable Due from Adviser	—	2,649	—	6,010
Prepaid Expenses	15,323	11,732	15,532	11,342
Total Assets	248,533,128	30,567,776	381,351,576	1,515,918

Liabilities:
Payable for Capital Shares Redeemed	322,055	5,545	300,004	—
Shareholder Servicing Fees Payable	36,001	1,731	64,126	207
Payable Due to Adviser	25,051	—	52,573	—
Audit Fees Payable	7,475	7,475	7,475	7,475
Payable Due to Administrator	7,009	843	10,754	42
Trustees Fees Payable	5,704	5,704	5,704	5,704
Transfer Agent Fees Payable	4,023	3,886	4,176	3,633
Chief Compliance Officer Fees Payable	1,406	251	2,151	108
Income Distributions Payable	1,084	18	565	—
Payable for Investment Securities Purchased	—	119,702	—	—
Other Accrued Expenses	11,332	6,117	14,867	6,962
Total Liabilities	421,140	151,272	462,395	24,131

Net Assets	$248,111,988	$30,416,504	$380,889,181	$1,491,787

† Cost of Investments	$234,689,115	$30,308,384	$360,159,846	$1,383,097

Net Assets Consist of:
Paid-in Capital	$234,492,992	$30,295,188	$359,770,288	$1,372,419
Total Distributable Earnings	13,618,996	121,316	21,118,893	119,368
Net Assets	$248,111,988	$30,416,504	$380,889,181	$1,491,787

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	23,099,732	2,966,373	35,686,913	141,623
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.74	$10.25	$10.67	$10.53

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 28, 2021
(Unaudited)

Statements of Operations
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$4,946,908	$2,855,282	$5,013,491	$1,071,894
Less: Foreign Taxes Withheld	—	(100,806)	(76,297)	—
Total Investment Income	4,946,908	2,754,476	4,937,194	1,071,894

Expenses:
Investment Advisory Fees	1,520,346	1,041,943	1,724,297	295,476
Shareholder Servicing Fees	319,718	173,042	321,063	45,266
Administration Fees	102,066	54,958	100,003	16,782
Chief Compliance Officer Fees	10,242	5,579	10,068	1,756
Trustees’ Fees	9,298	9,298	9,298	9,298
Legal Fees	44,850	24,130	44,105	7,143
Custodian Fees	34,736	65,697	88,818	3,026
Registration Fees	16,027	13,201	15,362	10,363
Transfer Agent Fees	14,690	12,919	14,312	11,602
Printing Fees	13,663	7,739	13,335	2,190
Audit Fees	7,507	7,660	7,660	7,507
Insurance and Other Expenses	16,455	43,584	51,447	6,080

Total Expenses	2,109,598	1,459,750	2,399,768	416,489
Less:
Waiver of Investment Advisory Fees	(571,889)	(481,909)	(875,225)	(177,285)
Reimbursement by Investment Adviser	(47,475)	(11,232)	(18,027)	(48,465)
Net Expenses	1,490,234	966,609	1,506,516	190,739

Net Investment Income	3,456,674	1,787,867	3,430,678	881,155

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 28, 2021
(Unaudited)

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments Sold	$37,072,537	$3,715,899	$25,529,448	$461,336
Net Realized Gain on Futures Contracts	239,423	1,133,006	1,023,626	—
Net Realized Loss on Foreign Currency Transactions	—	(9,828)	(510)	—
Net Realized Gain Received on Distributions from Registered Investment Companies	38,940	—	—	4,885
Net Realized Gain on Swap Contracts	921,432	565,018	991,017	493,139
Net Change in Unrealized Appreciation on Investments	42,843,255	42,854,464	53,370,314	12,991,492
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	10,535	(69,572)	(18,435)	—
Net Change in Unrealized Depreciation on Swap Contracts	(201,451)	(44,193)	(110,548)	(123,298)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	6,680	(76,813)	—
Net Realized and Unrealized Gain on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	80,924,671	48,151,474	80,708,099	13,827,554
Net Increase in Net Assets Resulting from Operations	$84,381,345	$49,939,341	$84,138,777	$14,708,709

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 28, 2021
(Unaudited)

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$2,230,362	$112,149	$2,764,477	$35,399
Total Investment Income	2,230,362	112,149	2,764,477	35,399

Expenses:
Investment Advisory Fees	554,775	65,499	1,002,473	8,011
Shareholder Servicing Fees	157,564	14,992	239,489	729
Administration Fees	45,527	5,146	71,195	229
Trustees’ Fees	9,298	9,298	9,298	9,298
Chief Compliance Officer Fees	4,748	621	7,414	123
Legal Fees	20,738	2,263	32,682	96
Registration Fees	17,189	10,069	14,200	9,493
Transfer Agent Fees	12,841	11,315	13,568	11,075
Custodian Fees	8,994	1,008	13,955	54
Audit Fees	7,507	7,507	7,507	7,507
Printing Fees	6,366	723	9,677	32
Insurance and Other Expenses	9,067	5,594	11,506	3,752

Total Expenses	854,614	134,035	1,432,964	50,399
Less:
Waiver of Investment Advisory Fees	(246,567)	(30,659)	(520,512)	(6,148)
Reimbursement by Investment Adviser	(103,037)	(46,291)	(84,213)	(41,148)
Net Expenses	505,010	57,085	828,239	3,103

Net Investment Income	1,725,352	55,064	1,936,238	32,296

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	410,061	(603)	1,150,781	9,783
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,266,288)	(134,262)	(7,405,800)	114,191
Net Realized and Unrealized Gain (Loss) on Investments	(3,856,227)	(134,865)	(6,255,019)	123,974
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,130,875)	$(79,801)	$(4,318,781)	$156,270

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	US Equity Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$3,456,674	$5,960,470
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	38,272,332	(11,177,887)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	42,652,339	48,647,082
Net Increase in Net Assets Resulting from Operations	84,381,345	43,429,665

Distributions	(6,274,118)	(10,539,740)

Capital Share Transactions:
Class I Shares:
Issued	33,598,554	168,210,708
Reinvestment of Distributions	6,264,504	10,534,370
Redeemed	(100,899,832)	(162,240,235)
Net Class I Share Transactions	(61,036,774)	16,504,843
Net Increase (Decrease) in Net Assets from Share Transactions	(61,036,774)	16,504,843
Total Increase in Net Assets	17,070,453	49,394,768

Net Assets:
Beginning of Period/Year	556,161,221	506,766,453
End of Period/Year	$573,231,674	$556,161,221

Share Transactions:
Class I Shares:
Issued	2,872,422	17,153,658
Reinvestment of Distributions	513,063	929,777
Redeemed	(8,590,034)	(15,732,443)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,204,549)	2,350,992

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	International Equity Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$1,787,867	$6,952,654
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	5,404,095	(18,606,090)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	42,747,379	26,405,588
Net Increase in Net Assets Resulting from Operations	49,939,341	14,752,152

Distributions	(3,768,487)	(8,354,916)

Capital Share Transactions:
Class I Shares:
Issued	17,945,798	89,646,203
Reinvestment of Distributions	3,762,883	8,351,570
Redeemed	(51,527,104)	(78,293,778)
Net Class I Share Transactions	(29,818,423)	19,703,995
Net Increase (Decrease) in Net Assets from Share Transactions	(29,818,423)	19,703,995
Total Increase in Net Assets	16,352,431	26,101,231

Net Assets:
Beginning of Period/Year	291,000,738	264,899,507
End of Period/Year	$307,353,169	$291,000,738

Share Transactions:
Class I Shares:
Issued	1,607,075	9,372,629
Reinvestment of Distributions	319,430	758,544
Redeemed	(4,597,481)	(7,944,913)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,670,976)	2,186,260

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$3,430,678	$8,792,129
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	27,543,581	(20,033,031)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	53,164,518	48,071,326
Net Increase in Net Assets Resulting from Operations	84,138,777	36,830,424

Distributions	(6,625,431)	(12,370,350)

Capital Share Transactions:
Class I Shares:
Issued	31,929,492	155,369,402
Reinvestment of Distributions	6,615,548	12,369,739
Redeemed	(104,276,916)	(156,344,792)
Net Class I Share Transactions	(65,731,876)	11,394,349
Net Increase (Decrease) in Net Assets from Share Transactions	(65,731,876)	11,394,349
Total Increase in Net Assets	11,781,470	35,854,423

Net Assets:
Beginning of Period/Year	543,288,257	507,433,834
End of Period/Year	$555,069,727	$543,288,257

Share Transactions:
Class I Shares:
Issued	2,777,000	15,971,827
Reinvestment of Distributions	549,008	1,101,690
Redeemed	(9,026,226)	(15,389,952)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,700,218)	1,683,565

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Tax-Managed Global Equity Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$881,155	$666,913
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	959,360	(2,385,145)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	12,868,194	8,643,107
Net Increase in Net Assets Resulting from Operations	14,708,709	6,924,875

Distributions	(1,170,435)	(539,136)

Capital Share Transactions:
Class I Shares:
Issued	11,183,338	67,358,019
Reinvestment of Distributions	1,167,237	526,015
Redeemed	(10,156,763)	(17,046,571)
Net Class I Share Transactions	2,193,812	50,837,463
Net Increase in Net Assets from Share Transactions	2,193,812	50,837,463
Total Increase in Net Assets	15,732,086	57,223,202

Net Assets:
Beginning of Period/Year	84,457,773	27,234,571
End of Period/Year	$100,189,859	$84,457,773

Share Transactions:
Class I Shares:
Issued	942,767	6,765,511
Reinvestment of Distributions	94,666	45,740
Redeemed	(850,797)	(1,763,225)
Net Increase in Shares Outstanding from Share Transactions	186,636	5,048,026

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$1,725,352	$4,344,949
Net Realized Gain on Investments	410,061	173,023
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,266,288)	7,668,486
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,130,875)	12,186,458

Distributions	(2,120,174)	(4,504,939)

Capital Share Transactions:
Class I Shares:
Issued	30,292,866	112,825,729
Reinvestment of Distributions	2,109,667	4,483,034
Redeemed	(37,485,435)	(69,118,591)
Net Class I Share Transactions	(5,082,902)	48,190,172
Net Increase (Decrease) in Net Assets from Share Transactions	(5,082,902)	48,190,172
Total Increase (Decrease) in Net Assets	(9,333,951)	55,871,691

Net Assets:
Beginning of Period/Year	257,445,939	201,574,248
End of Period/Year	$248,111,988	$257,445,939

Share Transactions:
Class I Shares:
Issued	2,784,238	10,592,719
Reinvestment of Distributions	193,990	417,988
Redeemed	(3,441,029)	(6,443,195)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(462,801)	4,567,512

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Municipal Fixed Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$55,064	$148,338
Net Realized Loss on Investments	(603)	(3,134)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(134,262)	178,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(79,801)	323,866

Distributions	(55,843)	(148,299)

Capital Share Transactions:
Class I Shares:
Issued	6,280,972	24,211,713
Reinvestment of Distributions	55,610	147,464
Redeemed	(2,621,758)	(6,339,998)
Net Class I Share Transactions	3,714,824	18,019,179
Net Increase in Net Assets from Share Transactions	3,714,824	18,019,179
Total Increase in Net Assets	3,579,180	18,194,746

Net Assets:
Beginning of Period/Year	26,837,324	8,642,578
End of Period/Year	$30,416,504	$26,837,324

Share Transactions:
Class I Shares:
Issued	610,201	2,366,533
Reinvestment of Distributions	5,406	14,392
Redeemed	(254,709)	(620,027)
Net Increase in Shares Outstanding from Share Transactions	360,898	1,760,898

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$1,936,238	$8,889,912
Net Realized Gain on Investments	1,150,781	682,825
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,405,800)	3,291,323
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,318,781)	12,864,060

Distributions	(2,823,028)	(9,589,255)

Capital Share Transactions:
Class I Shares:
Issued	40,969,839	138,929,465
Reinvestment of Distributions	2,817,269	9,577,313
Redeemed	(58,312,644)	(117,811,522)
Net Class I Share Transactions	(14,525,536)	30,695,256
Net Increase (Decrease) in Net Assets from Share Transactions	(14,525,536)	30,695,256
Total Increase (Decrease) in Net Assets	(21,667,345)	33,970,061

Net Assets:
Beginning of Period/Year	402,556,526	368,586,465
End of Period/Year	$380,889,181	$402,556,526

Share Transactions:
Class I Shares:
Issued	3,766,207	13,016,354
Reinvestment of Distributions	258,864	900,014
Redeemed	(5,352,438)	(10,963,850)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,327,367)	2,952,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Alternatives Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income	$32,296	$15,245
Net Realized Gain (Loss) on Investments	9,783	(34,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments	114,191	(20,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	156,270	(39,595)

Ordinary Distributions	—	(16,020)
Return of Capital	—	(911)

Capital Share Transactions:
Class I Shares:
Issued	406,234	36,613
Reinvestment of Distributions	—	16,931
Redeemed	—	(2,489)
Net Class I Share Transactions	406,234	51,055
Net Increase in Net Assets from Share Transactions	406,234	51,055
Total Increase (Decrease) in Net Assets	562,504	(5,471)

Net Assets:
Beginning of Period/Year	929,283	934,754
End of Period/Year	$1,491,787	$929,283

Share Transactions:
Class I Shares:
Issued	42,885	3,823
Reinvestment of Distributions	—	1,754
Redeemed	—	(278)
Net Increase in Shares Outstanding from Share Transactions	42,885	5,299

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

Financial Highlights
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.07		$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.07		0.12	0.11
Net Realized and Unrealized Gain	1.73		0.59	0.51
Total from Operations	1.80		0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.14)		(0.12)	(0.04)
Net Realized Gain	—		(0.10)	—
Total Dividends and Distributions	(0.14)		(0.22)	(0.04)
Net Asset Value, End of Year/Period	$12.73		$11.07	$10.58
Total Return†	16.28%		6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$573,232		$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.54	%**	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.76	%**	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.25	%**	1.15%	1.32	%**
Portfolio Turnover Rate	57	%***	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.33		$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.07		0.25	0.23
Net Realized and Unrealized Gain	1.79		0.22	0.06
Total from Operations	1.86		0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.14)		(0.33)	(0.10)
Total Dividends and Distributions	(0.14)		(0.33)	(0.10)
Net Asset Value, End of Year/Period	$12.05		$10.33	$10.19
Total Return†	18.08%		4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$307,353		$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.98	%**	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.20	%**	2.51%	2.72	%**
Portfolio Turnover Rate	19	%***	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.80		$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.07		0.17	0.16
Net Realized and Unrealized Gain	1.71		0.46	0.33
Total from Operations	1.78		0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.14)		(0.21)	(0.06)
Net Realized Gain	—		(0.05)	—
Total Dividends and Distributions	(0.14)		(0.26)	(0.06)
Net Asset Value, End of Year/Period	$12.44		$10.80	$10.43
Total Return†	16.57%		5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$555,070		$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88	%**	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.26	%**	1.70%	1.92	%**
Portfolio Turnover Rate	41	%***	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.05		$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.11		0.13	0.08
Net Realized and Unrealized Gain	1.79		0.57	0.44
Total from Operations	1.90		0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.15)		(0.14)	(0.03)
Total Dividends and Distributions	(0.15)		(0.14)	(0.03)
Net Asset Value, End of Year/Period	$12.80		$11.05	$10.49
Total Return†	17.25%		6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$100,190		$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42	%**	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.91	%**	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.93	%**	1.26%	0.98	%**
Portfolio Turnover Rate	6	%***	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.93		$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.08		0.20	0.18
Net Realized and Unrealized Gain (Loss)	(0.17)		0.33	0.59
Total from Operations	(0.09)		0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.08)		(0.20)	(0.16)
Net Realized Gain	(0.02)		(0.01)	—
Total Dividends and Distributions	(0.10)		(0.21)	(0.16)
Net Asset Value, End of Year/Period	$10.74		$10.93	$10.61
Total Return†	(0.89)%		5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$248,112		$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.69	%**	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.40	%**	1.84%	2.15	%**
Portfolio Turnover Rate	3	%***	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.30		$10.23	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.02		0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.05)		0.07	0.22
Total from Operations	(0.03)		0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.02)		(0.08)	(0.08)
Total Dividends and Distributions	(0.02)		(0.08)	(0.08)
Net Asset Value, End of Year/Period	$10.25		$10.30	$10.23
Total Return†	(0.29)%		1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$30,417		$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.96	%**	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.39	%**	0.82%	1.10	%**
Portfolio Turnover Rate	1	%***	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.88		$10.82	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.24	0.23
Net Realized and Unrealized Gain (Loss)	(0.18)		0.09	0.81
Total from Operations	(0.13)		0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.05)		(0.25)	(0.22)
Net Realized Gain	(0.03)		(0.02)	—
Total Dividends and Distributions	(0.08)		(0.27)	(0.22)
Net Asset Value, End of Year/Period	$10.67		$10.88	$10.82
Total Return†	(1.21)%		3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$380,889		$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43	%**	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74	%**	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.00	%**	2.26%	2.75	%**
Portfolio Turnover Rate	2	%***	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.41		$10.00	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.25		0.16	0.03
Net Realized and Unrealized Gain (Loss)	0.87		(0.57)	0.20
Total from Operations	1.12		(0.41)	0.23
Dividends and Distributions:
Net Investment Income	—		(0.17)	(0.23)
Return of Capital	—		(0.01)	—
Total Dividends and Distributions	—		(0.18)	(0.23)
Net Asset Value, End of Year/Period	$10.53		$9.41	$10.00
Total Return†	11.90%		(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,492		$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50	%**	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	8.10	%**	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	5.19	%**	1.67%	0.33	%**
Portfolio Turnover Rate	6	%***	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Notes to Financial Statements

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize a sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. The

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended February 28, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2021, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 28, 2021. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2021.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

For the period ended February 28, 2021, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,295,885	$5,321,035	$5,440,310
Ending Monthly Notional Balance Long	2,371,077	5,548,611	5,610,462

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of February 28, 2021, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

For the period ended February 28, 2021, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$5,903,382	$2,947,128	$5,320,000	$1,859,656
Ending Monthly Notional Balance Long	5,881,268	3,334,766	5,359,324	2,027,954

For the period ended February 28, 2021, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedule of Investments, Statement of Assets and Liabilities and the Statement of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $400,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2021, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$102,066
Symmetry Panoramic International Equity Fund	54,958
Symmetry Panoramic Global Equity Fund	100,003
Symmetry Panoramic Tax-Managed Global Equity Fund	16,782
Symmetry Panoramic US Fixed Income Fund	45,527
Symmetry Panoramic Municipal Fixed Income Fund	5,146
Symmetry Panoramic Global Fixed Income Fund	71,195
Symmetry Panoramic Alternatives Fund	229

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2021 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory or management fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

	Advisory Fee Before Expense Limitation	Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%	0.55%
Symmetry Panoramic International Equity Fund	0.70%	0.65%
Symmetry Panoramic Global Equity Fund	0.63%	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.42%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.43%
Symmetry Panoramic Alternatives Fund	1.29%	0.50%

The Adviser also has contractually agreed to waive its management fee for each of the Funds until at least December 31, 2021 (“Fee Waiver”) so that the aggregate management fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the following:

Symmetry Panoramic US Equity Fund	0.25%
Symmetry Panoramic International Equity Fund	0.25%
Symmetry Panoramic Global Equity Fund	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.26%
Symmetry Panoramic US Fixed Income Fund	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.25%
Symmetry Panoramic Alternatives Fund	0.30%

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

As of February 28, 2021, the amounts of waivers/reimbursements subject to recoupment are as follows:

	Amount Expiring in 2022	Amount Expiring in 2023
Symmetry Panoramic US Equity Fund	$367,716	$249,142
Symmetry Panoramic International Equity Fund	155,300	98,744
Symmetry Panoramic Global Equity Fund	452,187	412,180
Symmetry Panoramic Tax-Managed Global Equity Fund	99,132	93,220
Symmetry Panoramic US Fixed Income Fund	189,463	166,041
Symmetry Panoramic Municipal Fixed Income Fund	90,462	77,251
Symmetry Panoramic Global Fixed Income Fund	221,220	142,780
Symmetry Panoramic Alternatives Fund	86,499	72,901

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”), to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser pays AQR and DFA a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2021, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$307,769,275	$371,440,896
Symmetry Panoramic International Equity Fund	53,585,522	87,840,407
Symmetry Panoramic Global Equity Fund	216,654,806	288,752,794
Symmetry Panoramic Tax-Managed Global Equity Fund	7,136,136	5,393,424
Symmetry Panoramic US Fixed Income Fund	6,470,778	12,311,429
Symmetry Panoramic Municipal Fixed Income Fund	3,942,680	205,226
Symmetry Panoramic Global Fixed Income Fund	5,818,983	20,955,670
Symmetry Panoramic Alternatives Fund	504,331	76,617

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2020	$7,116,331	$3,423,409	$—	$—	$10,539,740
2019	1,675,473	—	—	—	1,675,473
Symmetry Panoramic International Equity Fund
2020	8,354,916	—	—	—	8,354,916
2019	2,183,388	—	—	—	2,183,388
Symmetry Panoramic Global Equity Fund
2020	11,416,654	953,696	—	—	12,370,350
2019	2,660,497	—	—	—	2,660,497

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic Tax-Managed Global Equity Fund
2020	$539,136	$—	$—	$—	$539,136
2019	3,296	—	—	—	3,296
Symmetry Panoramic US Fixed Income Fund
2020	4,504,940	—	—	—	4,504,940
2019	2,976,279	—	—	—	2,976,279
Symmetry Panoramic Municipal Fixed Income Fund
2020	—	—	—	148,299	148,299
2019	—	—	—	38,139	38,139
Symmetry Panoramic Global Fixed Income Fund
2020	9,589,255	—	—	—	9,589,255
2019	6,777,449	—	—	—	6,777,449
Symmetry Panoramic Alternatives Fund
2020	16,020	—	911	—	16,931
2019	2,291	—	—	—	2,291

As of August 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$3,159,198	$1,826,704	$3,361,572	$231,135
Undistributed Tax-Exempt Income	—	—	—	—
Post-October Losses	(12,842,784)	(19,152,390)	(21,817,886)	(1,832,963)
Late-Year Loss Deferral	—	—	—	—
Capital Loss Carryforwards	—	(1,321,689)	—	(24,682)
Unrealized Appreciation	80,892,561	29,626,934	69,803,704	8,610,566
Other Temporary Differences	(2)	(3)	(5)	(2)
Total Distributable Earnings	$71,208,973	$10,979,556	$51,347,385	$6,984,054

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$118,623	$107	$612,036	$—
Undistributed Long-Term Capital Gain	41,748	—	—	—
Undistributed Tax-Exempt Income	—	364	—	—
Post-October Losses	—	—	(19,898)	(34,729)
Late-Year Loss Deferral	—	—	—	(2,103)
Capital Loss Carryforwards	—	—	—	(1,003)
Unrealized Appreciation	17,709,674	256,491	27,668,564	932
Other Temporary Differences	—	(2)	—	1
Total Distributable Earnings (Accumulated Losses)	$17,870,045	$256,960	$28,260,702	$(36,902)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through August 31, 2020, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through August 31, 2020 and specified losses realized on investment transactions from November 1, 2019 through August 31, 2020.

The Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund had Post-October losses of $12,842,784, $19,152,390, $21,817,886, $1,832,963, $19,898, and $34,729, respectively. The Symmetry Panoramic Alternatives Fund had a late-year loss of $2,103. The Funds elect to treat each as having arisen in the following fiscal year.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic US Equity Fund	$—	$—	$—
Symmetry Panoramic International Equity Fund	1,321,689	—	1,321,689
Symmetry Panoramic Global Equity Fund	—	—	—
Symmetry Panoramic Tax-Managed Global Equity Fund	24,682	—	24,682
Symmetry Panoramic US Fixed Income Fund	—	—	—
Symmetry Panoramic Municipal Fixed Income Fund	—	—	—
Symmetry Panoramic Global Fixed Income Fund	—	—	—
Symmetry Panoramic Alternatives Fund	1,003	—	1,003

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Symmetry Panoramic US Equity Fund	$449,489,782	$127,340,758	$(3,418,391)	$123,922,367
Symmetry Panoramic International Equity Fund	230,924,102	72,957,788	(344,195)	72,613,593
Symmetry Panoramic Global Equity Fund	426,952,862	126,338,471	(2,709,449)	123,629,022
Symmetry Panoramic Tax-Managed Global Equity Fund	78,107,273	22,100,495	(41,747)	22,058,748
Symmetry Panoramic US Fixed Income Fund	234,689,115	13,443,387	—	13,443,387
Symmetry Panoramic Municipal Fixed Income Fund	30,308,384	139,032	(13,414)	125,618
Symmetry Panoramic Global Fixed Income Fund	360,159,846	20,385,422	—	20,385,422
Symmetry Panoramic Alternatives Fund	1,383,097	183,576	(68,108)	115,468

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

The table below and the paragraphs that follow show additional information about the principal (marked with an “✔”) and certain non-principal (marked with an “●”) investment strategies and techniques that a Fund may employ in pursuing the Fund’s investment objective and related risks.

✔ = principal

● = non-principal

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Investing in Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Investments of Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Arbitrage Risk								✔
Asset Allocation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Borrowing Risk	●	●	●	●	●	●	●	●
Cash Management Strategies	●	●	●	●	●	●	●	●
China A-Shares and China Stock Connect Risk		●	●	●
Commodities Risk								✔
Convertible Securities Risk								✔
Credit Default Swaps Risk								✔
Currency Risk		✔	✔	✔			✔	✔
Cybersecurity Risk	✔	✔	✔	✔	✔	✔	✔	✔

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Derivatives Risk	✔	✔	✔	✔	✔	✔	✔	✔
Distressed Investments Risk								✔
Emerging Markets Risk		✔	✔	✔			●	✔
Equity Risk	✔	✔	✔	✔				✔
Exchange-Traded Notes Risk								●
Financial Sector Risk	✔	✔	✔	✔
Fixed Income Securities					✔	✔	✔	✔
Foreign (Non-U.S.) Investment Risk		✔	✔	✔			✔	✔
Forward and Futures Contract Risk		✔	✔	✔			✔	✔
Futures Contract Risk	✔
Geographic and Sector Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Portfolio Turnover Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Yield Risk					✔	✔	✔	✔
Index Tracking Error Risk					✔	✔	✔
Investment Companies and ETFs Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Style Risk	✔	✔	✔	✔				✔
IPO and SEO Risk								✔
Leveraging Risk	●	●	●	●	●	●	●	✔
LIBOR Risk	●	●	●	●	●	●	●	●
Litigation and Enforcement Risk								✔
Liquidity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Management Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Capitalization Risk	✔	✔	✔	✔				✔
Market Events Risk	✔	✔	✔	✔	✔	✔	✔	✔

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2021
(Unaudited)

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Market Risk	✔	✔	✔	✔	✔	✔	✔	✔
Money Market Instrument Risk					●	●	●
Municipal Bond Risk						✔		●
Operational Risk	✔	✔	✔	✔	✔	✔	✔	✔
ReFlow Liquidity Program	●	●	●	●	●	●	●	●
REIT Risk	✔	✔	✔	●
Restricted Securities								✔
Securities Issued in PIPE Transactions								✔
Securities Lending Risk	✔	✔	✔	✔
Short Sales Risk								✔
Small Fund Risk						✔		✔
SPACs Risk								✔
Subsidiary Risk								●
Swap Risk	●	●	●	●	●	●	●	✔
Taxability Risk						✔
Tax Risk								✔
Tax-Managed Investing Risk				✔
Temporary Defensive Positioning	●	●	●	●	●	●	●	●
U.S. Government Securities Risk	●	●	●	●	✔	✔	✔	✔
Valuation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Volatility Risk	✔	✔	✔	✔	●	●	●	✔

General Risks of Investing in Underlying Funds - Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located

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in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Arbitrage Risk - The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Asset Allocation Risk - The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Adviser will cause a Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of a Fund’s assets to a limited number

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of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Borrowing Risk - While the Funds do not anticipate doing so, other than for cash management, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Adviser believes that a Fund’s investment objective would be furthered.

Cash Management Strategies - Although the Funds will generally invest substantially all of their assets in accordance with their respective investment objectives and principal investment strategies, each Fund may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of a Fund’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Fund shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Fund during periods of falling markets or cause the Fund to miss investment opportunities during periods of rising markets. The Fund’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, a Fund may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, or engage in swap agreements, but a Fund’s efforts to maintain market exposure in this manner may not be successful. If you are concerned about the volatility of your investment in a Fund, you may wish to consult your financial intermediary and consider whether a lower risk exposure is more appropriate for your investment portfolio.

China A-Shares and China Stock Connect Risk - The Funds with international exposures may invest in eligible renminbi-denominated shares of mainland China-based companies that trade on Chinese stock markets such as the Shanghai Stock Exchange and the Shenzen

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Stock Exchange (referred to as “China A-Shares”) through the Shanghai and Shenzen–Hong Kong Stock Connect Programs (“Stock Connect” or “Stock Connect Programs”). Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a Qualified Foreign Institutional Investor (QFII) or a Renminbi QFII (RQFII) and through the Stock Connect Programs. A fund’s ownership of China A-Shares will be reflected on its custodian’s records but the fund itself will have only beneficial rights in such China A-Shares. The precise nature and rights of a fund as a beneficial owner of China A-Shares in this context is not well defined and may expose a fund to the credit risk of its custodian or to greater risk of expropriation. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. These risks could cause volatility in the price of a Fund and could adversely affect the Fund.

Commodities Risk - Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Convertible Securities - Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several

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of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk - A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Currency Risk - The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk - With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

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Derivatives Risk - The Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what

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the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Distressed Investments Risk - Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk - A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the

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investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk - For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk - Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on a Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

Financial Sector Risk - The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk - Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

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Foreign (Non-U.S.) Investment Risk - For Funds with international exposures, foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Special Risks of Foreign Securities - Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.

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Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds may expose them to risks independent of their securities positions.

The Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund has invested.

In addition, voters in the United Kingdom (“UK”) have approved withdrawal from the European Union. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Funds’ investments in securities issued by companies located in EU countries. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but

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could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Forward and Futures Contract Risk - The successful use of forward and futures contracts draws upon an Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to a Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission. However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Futures Contract Risk - The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk - The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

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The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

High Portfolio Turnover Risk - A Fund may engage in active trading, including investments made on a shorter-term basis, which may lead to increased expenses that may result in lower investment returns.

High Yield Risk - Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Index Tracking Error Risk - The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which the Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund’s index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Investment Companies and Exchange-Traded Funds Risk - When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

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Investment Style Risk - The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

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IPO and SEO Risk - The market value of shares sold in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leveraging Risk - Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund or Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

LIBOR Risk - On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Interbank Offered Rate(“LIBOR”) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around the LIBOR transition, however, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fall backs for both legacy and new products, instruments and contracts are commercially accepted.

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Liquidity Risk - There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk - Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk - The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

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Market Capitalization Risk - Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk - Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Events Risk - Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in

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connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The outbreak of the COVID-19 respiratory disease was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These circumstances also have caused significant volatility, declines in global financial markets, and losses for investors, which may recur or worsen. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, sectors or companies in significant and

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unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund.

Governments and central banks around the world have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

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Markets generally and the energy sector specifically also have been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States is also said to be considering significant new investments

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in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that was extended to December 2020, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. These losses could adversely affect corporate issuers and borrowers as well as mortgage lenders, the value of securities of companies and other issuers affected by these developments (such as mortgage-backed securities), the bonds of municipalities that depend on tax revenues and tourist dollars generated by properties in affected areas, and insurers of the property and/or of corporate, municipal or mortgage backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Money Market Instrument Risk - The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

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Municipal Bond Risk - The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

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ReFlow Liquidity Program - The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk - There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Restricted Securities - The Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

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Securities Issued in PIPE Transactions - A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Securities Lending Risk - To realize additional income, a Fund may lend portfolio securities with a value of up to 33⅓% of the Fund’s total assets, including any collateral received from the loans. The Fund receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Fund receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by the Adviser. The Fund may use any cash collateral it receives to invest in short-term investments, including money market funds. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Fund may be less than the value of the securities on loan. The Fund will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Short Sales Risk - The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or

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industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Small Fund Risk - The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SPACs Risk – A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Subsidiary Risk - By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and generally is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect a Fund.

Swap Risk - Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

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Taxability Risk - Some or all of the Funds’ income may be subject to the federal alternative minimum tax, which could reduce the Fund’s after-tax returns. In addition, there is no guarantee that all of the Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or non-compliant conduct of a bond issuer. The Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Tax Risk - The federal income tax treatment of the complex securities in which Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax-Managed Investing Risk - Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Temporary Defensive Position - In response to adverse market, economic, political or other conditions, each Fund may temporarily invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities, money market instruments and cash. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a temporary defensive position, the opportunity to achieve upside return may be limited.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that

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the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk - The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

9. Other:

As of February 28, 2021, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	79.96%
Symmetry Panoramic International Equity Fund	1	80.25%
Symmetry Panoramic Global Equity Fund	1	81.80%
Symmetry Panoramic Tax-Managed Global Equity Fund	2	72.11%
Symmetry Panoramic US Fixed Income Fund	2	85.52%
Symmetry Panoramic Municipal Fixed Income Fund	3	76.58%
Symmetry Panoramic Global Fixed Income Fund	1	78.76%
Symmetry Panoramic Alternatives Fund	1	86.61%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2021.

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Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2020 to February 28, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES - continued

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,162.80	0.54%	$ 2.90
Hypothetical 5% Return	$ 1,000.00	$ 1,022.12	0.54%	$ 2.71
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,180.80	0.65%	$ 3.51
Hypothetical 5% Return	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,165.70	0.56%	$ 3.01
Hypothetical 5% Return	$ 1,000.00	$ 1,022.02	0.56%	$ 2.81
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,172.50	0.42%	$ 2.26
Hypothetical 5% Return	$ 1,000.00	$ 1,022.71	0.42%	$ 2.11
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 991.10	0.41%	$ 2.02
Hypothetical 5% Return	$ 1,000.00	$ 1,022.76	0.41%	$ 2.06
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 997.10	0.41%	$ 2.03
Hypothetical 5% Return	$ 1,000.00	$ 1,022.76	0.41%	$ 2.06
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 987.90	0.43%	$ 2.12
Hypothetical 5% Return	$ 1,000.00	$ 1,022.66	0.43%	$ 2.16

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DISCLOSURE OF FUND EXPENSES - concluded

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,119.00	0.50%	$ 2.63
Hypothetical 5% Return	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

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Review of Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”), as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Funds’ liquidity risks, taking into consideration, among other factors, each Fund’s investment strategy; portfolio investment liquidity and concentration; use of borrowings for investment purposes and derivatives; short and long-term cash flow projections; and cash holdings, cash equivalents, borrowing arrangements and other funding sources.

The Board approved the designation of the Adviser’s Investment Risk and Compliance Committee as the administrator of the Program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the Program and for reporting to the Board on at least an annual basis regarding, among other things, the Program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period December 1, 2019 through November 30, 2020 in order to prepare a written report to the Board for review at its meeting held on January 20, 2021.

The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds’ portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the Program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the Program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also stated that there have been no material changes to the Program since its inception. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

SYM-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 6, 2021

By	/s/ Andrew Metzger
Andrew Metzger
Treasurer & Principal Financial Officer

Date: May 6, 2021